1933 Act No. 333-37453
                                                          1940 Act No. 811-08413

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ ]
    Pre-Effective Amendment No.                                           [ ]
    Post-Effective Amendment No. 62                                       [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ ]
     Amendment No. 63                                                     [X]


                             EVERGREEN EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                              1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed  that this filing will become  effective:
[ ] immediately  upon filing  pursuant to paragraph (b)
[ ] on [date] pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)

                             EVERGREEN EQUITY TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 62
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 62 to Registrant's Registration Statement No. 333-37453/811-08413 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page

                                     PART A
                                     ------

      Prospectuses for Class R for each of Evergreen Asset Allocation Fund,
        Evergreen Equity Income Fund, Evergreen Omega Fund and Evergreen
                   Special Values Fund are are contained herein.

Prospectus for Classes A, B, C and I shares of Evergreen Asset Allocation Fund, as supplemented from time to time, contained in Post-
  Effective Amendment No. 61 to Registration Statement No. 333-37453/811-08413
               filed on July 29, 2003 is incorporated by reference.

   Prospectus for Classes A, B, C and I shares of Evergreen Balanced Fund and Evergreen Foundation Fund, as supplemented from time to time, contained in Post-
  Effective Amendment No. 61 to Registration Statement No. 333-37453/811-08413
              filed on July 29, 2003 is incorporated by reference.

    Prospectus for Classes A, B, C and I shares of Evergreen Large Cap Value
           Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 60 to Registration Statement No. 333-37453/811-08413
               filed on June 27, 2003 is incorporated by reference.

       Prospectuses for Classes A, B, C and I shares of Evergreen Merger & Acquisition Fund, Evergreen Mid Cap Value Fund and Evergreen Small Cap Value
            Fund II, as supplemented from time to time, contained in Post-Effective Amendment No. 59 to Registration Statement No.
    333-37453/811-08413 filed on April 25, 2003 is incorporated by reference.

       Prospectus for Classes A, B, C and I of Evergreen Health Care Fund, Evergreen Technology Fund and Evergreen Utility and Telecommunications Fund, as
      supplemented from time to time, contained in Post-Effective Amendment
        No. 56 to Registration Statement No. 333-37453/811-08413 filed on
                 February 27, 2003 is incorporated by reference.

  Prospectus for Classes A, B, C and I shares of Evergreen Tax Strategic Equity
      Fund and Tax Strategic Foundation Fund, as aupplemented from time to time, contained in Post-Effective Amendment No. 55 to Registration Statement
              No. 333-37453/811-08413 filed on February 26, 2003 is
                           incorporated by reference.

       Prospectus for Classes A, B, C and I shares of Evergreen Aggressive Growth Fund, Evergreen Capital Growth Fund, Evergreen Emerging Growth Fund,
      Evergreen Fund, Evergreen Growth Fund, Evergreen Large Company Growth Fund, Evergreen Masters Fund, Evergreen Omega Fund, Evergreen Premier 20 Fund, Evergreen Stock Selector Fund and Evergreen Tax Strategic Equity Fund, as
                    supplemented from time to time, contained in Post-Effective Amendment No. 54 to Registration Statement
No. 333-37453/811-08413 filed on January 28, 2003 is incorporated by reference.

         Prospectus for Classs IS of Evergreen Stock Selector Fund, as
                         supplemented from time to time,
     contained in Post-Effective Amendment No. 54 to Registration Statement
No. 333-37453/811-08413 filed on January 28, 2003 is incorporated by reference.

        Prospectus for Classes A, B, C and I shares of Evergreen Blue Chip Fund, Evergreen Equity Income Fund, Evergeen Growth and Income Fund, Evergreen Small
   Cap Value Fund, Evergreen Special Values Fund and Evergreen Value Fund, as
                 supplemented from time to time, contained in Post-Effective Amendment No. 51 to Registration Statement 333-37453/811-08413
            filed on November 25, 2002 is incorporated by reference.

 Prospectus for Class IS shares of Evergreen Equity Index Fund, Evergreen Small
              Cap Value Fund and Evergreen Strategic Value Fund, as
                  supplemented from time to time, contained in Post-Effective Amendment No. 51 to Registration Statement 333-37453/811-08413
            filed on November 25, 2002 is incorporated by reference.

     Prospectus for Class I shares of Evergreen Market Index Fund, Evergreen
       Market Index Growth Fund and Evergreen Market Index Value Fund, as
                    supplemented from time to time, contained in Post-Effective Amendment No. 50 to Registration Statement 333-37453/811-08413
            filed on November 12, 2002 is incorporated by reference.

       Prospectus for Classes A, B, C and I shares of Evergreen Principal Protection Fund contained in Post-Effective Amendment No. 39 to Registration
    Statement No. 333-37453/811-08413 filed on June 19, 2002, and as amended pursuant to Post-Effective Amendment No. 47 filed on September 16, 2002, is incorporated by reference.


                                     PART B
                                     ------

       Draft of the Supplement to the Statements of Additional Information for Evergreen Asset Allocation Fund, Evergreen Equity Income Fund,
  Evergreen Omega Fund and Evergreen Special Values Fund is contained herein.

    Statement of Additional Information for Evergreen Asset Allocation Fund, Evergreen Balanced Fund and Evergreen Foundation Fund, as supplemented from time to time, contained in Post- Effective Amendment No. 61 to Registration
          Statement No. 333-37453/811-08413 filed on July 29, 2003 is incorporated by reference.

   Statement of Additional Information for Evergreen Large Cap Value Fund, as
         supplemented from time to time, contained in Post-Effective Amendment No. 60 to Registration Statement No. 333-37453/811-08413 filed on
                  June 27, 2003 is incorporated by reference.

             Statements of Additional Information for Evergreen Merger & Acquisition Fund, Evergreen Mid Cap Value Fund and Evergreen Small Cap Value
                   Fund II as supplemented from time to time,
                     contained in Post-Effective Amendment
        No. 59 to Registration Statement No. 333-37453/811-08413 filed on
                 April 25, 2003 is incorporated by reference.

       Statement of Additional Information for Evergreen Health Care Fund,
                 Evergreen Technology Fund and Evergreen Utility
        and Telecommunications Fund, as supplemented from time to time, contained in Post-Effective Amendment
        No. 56 to Registration Statement No. 333-37453/811-08413 filed on
                 February 27, 2003 is incorporated by reference.

Statement of Additional Information for Evergreen Tax Strategic Equity Fund and
       Evergreen Tax Strategic Foundation Fund, as supplemented from time to time, in Post-Effective Amendment No. 55 to Registration Statement No.
  333-37453/811-08413 filed on February 26, 2003 is incorporated by reference.

    Statement of Additional Information for Evergreen Aggressive Growth Fund, Evergreen Capital Growth Fund, Evergreen Emerging Growth Fund, Evergreen Fund,
  Evergreen Growth Fund, Evergreen Large Company Growth Fund, Evergreen Masters
    Fund, Evergreen Omega Fund, Evergreen Premier 20 Fund and Evergreen Stock
        Selector Fund, as supplemented from time to time, contained in
                       Post-Effective Amendment No. 54 to
   Registration Statement No. 333-37453/811-08413 filed on January 28, 2003 is incorporated by reference.

   Statement of Additional Information for Evergreen Blue Chip Fund, Evergreen
      Equity Income Fund, Evergreen Growth and Income Fund, Evergreen Small Cap Value Fund, Evergreen Special Values Fund and Evergreen Value Fund, as
                         supplemented from time to time,
         is contained in Post-Effective Amendment No. 51 to Registration
            Statement 333-37453/811-08413 filed on November 25, 2002
                          is incorporated by reference.

      Statement of Additional Information for Evergreen Market Index Fund,
             Evergreen Market Index Growth Fund and Evergreen Market
        Index Value Fund, as supplemented from time to time, contained in
                        Post-Effective Amendment No. 50
                  to Registration Statement 333-37453/811-08413
            filed on November 12, 2002 is incorporated by reference.

   Statement of Additional Information for Evergreen Principal Protection Fund contained in Post-Effective Amendment No. 39 to Registration Statement No.
      333-37453/811-08413 filed June 19, 2002, and as amended pursuant to Post-Effective Amendment No. 47 filed on September 16, 2002, is incorporated by reference.



                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                             EVERGREEN EQUITY TRUST

                                     PART A

                                   PROSPECTUS

                        EVERGREEN ASSET ALLOCATION FUND

Prospectus, October 7, 2003

Evergreen
Balanced Funds


Evergreen Asset Allocation Fund


Class R


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARY:

Overview of Fund Risks.................................2
Evergreen Asset Allocation Fund........................4

GENERAL INFORMATION:

The Fund's Investment Advisor..........................6
The Fund's Sub-Advisor.................................6
The Fund's Portfolio Managers..........................6
Calculating the Share Price............................6
How to Choose an Evergreen Fund........................6
How to Choose the Share Class That Best Suits You......6
How to Buy and Redeem Shares...........................7
Other Services.........................................7
Distributions and Taxes................................7
Fees and Expenses of the Fund..........................7
Other Fund Practices...................................9
Descriptions of Underlying Funds.......................9
Index Descriptions.....................................15

In general,
the Fund offered in this prospectus is a fund-of-funds which seeks to provide investors with total return by investing in shares of Grantham, Mayo, Van Otterloo & Co. LLC (GMO)-managed mutual funds rather than individual securities. The Fund allocates its investments among GMO-managed mutual funds investing in both U.S. and foreign equity and debt securities.

Fund Summary Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             OVERVIEW OF FUND RISKS

EVERGREEN ASSET ALLOCATION FUND

typically relies on a combination of the following strategies:

o investing in U.S. and foreign equity and debt securities by buying shares of GMO-managed mutual funds ("underlying funds");

o shifting the proportions it holds in underlying funds depending upon the current value assessment of the global marketplace; and

o rebalancing opportunistically when the investment outlook has changed, when cash flows occur, or when there has been a significant change in market valuation levels.

The underlying funds in which the Fund may invest include:

U.S. Equity Funds
o U.S. Core Fund
o Value Fund
o Intrinsic Value Fund
o Growth Fund
o Real Estate Fund
o Small Cap Value Fund
o Small Cap Growth Fund

Fixed Income Funds
o Domestic Bond Fund
o Core Plus Bond Fund
o International Bond Fund
o Currency Hedged International Bond Fund
o Global Bond Fund
o Short-Duration Investment Fund
o Global Hedged Equity Fund
o Inflation Indexed Bond Fund
o Alpha LIBOR Fund
o Emerging Country Debt Share Fund

International Equity Funds
o International Disciplined Equity Fund
o International Intrinsic Value Fund
o International Growth Fund
o Currency Hedged International Equity Fund
o Foreign Fund
o Foreign Small Companies Fund
o International Small Companies Fund
o Emerging Markets Fund
o Asia Fund
o Evolving Countries Fund
o Emerging Countries Fund

may be appropriate for investors who:
o are seeking a diversified long-term investment offering both current income and the potential for capital growth.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o    not guaranteed to achieve its investment goal;
o    not a deposit with a bank;
o    not insured,  endorsed or guaranteed by the FDIC or any government  agency;
     and
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk
Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on and the value of your investment would likely decline. Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.

Interest Rate Risk
When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause a Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more a Fund is subject to interest rate risk.

Market Capitalization Risk
Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Foreign Investment Risk
Since the Fund invests in non-U.S. securities, it is exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of, dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of, dividend yield and total return earned on your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Investment Style Risk
Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Emerging Market Risk
An emerging market is any country considered to be emerging or developing, has a relatively low per capita gross national product, but the potential for rapid growth (which can lead to instability). A Fund's investment in securities of companies located in emerging countries could expose it to certain risks. Emerging countries may rely on international trade and could be adversely affected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

Derivatives Risk
The Fund may use derivatives, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currency, or currency exchange rates, commodities, and related indexes. The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indexes they are designed to hedge or to closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The use of derivatives may also increase the amount of taxed payable by shareholders.

Leverage Risk
A Fund's portfolio may be leveraged if it temporarily borrows money to meet redemption requests and/or to settle investment transactions. A Fund may also enter into reverse repurchase agreements and invest in other derivatives, which may result in leverage. Leverage may disproportionately increase a Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

ASSET ALLOCATION FUND

FUND FACTS:

Goal:
Total Return

Principal Investment:
GMO-Managed  Mutual  Funds  which  Invest in U.S.  and  Foreign  Equity and Debt
     Securities

Class of Shares Offered in this Prospectus:
Class R

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Sub-Advisor:
Grantham, Mayo, Van Otterloo & Co. LLC

Portfolio Manager:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks total return.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund seeks total return greater than the GMO Global Balanced Index, a composite benchmark computed by GMO. It consists of (1) 48.75% S&P 500 Index;
(2) 16.25% MSCI ACWI (All Country World Index) Free ex-U.S. Index; and (3) 35% Lehman Brothers Aggregate Bond Index. The Fund invests in GMO-managed mutual funds that invest in U.S. and foreign equity and debt securities ("underlying funds"). The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying funds. The underlying funds the Fund invests in primarily consist of GMO International Equity Funds, GMO Fixed Income Funds and GMO U.S. Equity Funds, all offered through separate prospectuses. For more information regarding the underlying funds offered through separate prospectuses, see "Description of Underlying Funds" at the back of this prospectus.

Depending upon the current valuation assessment of the global marketplace, the Fund may own different proportions of underlying funds at different times. The Fund rebalances opportunistically when the investment outlook has changed, when cash flows occur, or when there has been a significant change in market valuation levels. However, under normal market conditions, at least 25% of the Fund will be invested in debt securities through its investments in the underlying funds.

The portfolio managers consider various factors in determining what underlying funds to invest in. The portfolio managers use a strategic methodology which calculates optimal allocations based on long-term forecasts of relative value and risk among the major asset classes. This process analyzes country, sector, and individual security levels based on factors/characteristics such as aggregated price/book, dividend yield, cash earnings, price/earnings, inflation and interest rates. Once these return and risk forecasts have been developed for each country, a similar process is run at the individual security level. This forecasted return and risk information is then adjusted to incorporate the expected value-added for each of the underlying funds which are used to implement the asset allocation portfolio. The expected value-added for each fund is determined by assessing the fund's historical ability to add value as well as the efficiency of a given asset class.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Interest Rate Risk
o        Market Capitalization Risk
o        Foreign Investment Risk
o        Credit Risk
o        Investment Style Risk
o        Emerging Market Risk
o        Derivatives Risk
o        Leverage Risk

In addition, the Fund is subject to fund-of-funds risk. The Fund is exposed to the risk that one or more underlying funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying funds. The Fund will indirectly bear a proportionate share of the total fund operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other fund expenses) of the underlying funds in which it invests, as well as any purchase premiums or redemption fees charged by such underlying funds. Since GMO will receive fees from the underlying funds, GMO has a financial incentive to invest the assets of the Fund in underlying funds with higher fees, despite the investment interests of the Fund. GMO is legally obligated to disregard that incentive in selecting shares of the underlying funds.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each full calendar year since the Class A shares' inception on 7/29/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year to year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%) 1

==============================================================================================================================

1997                    1998                1999                  2000                2001                2002
==============================================================================================================================
==============================================================================================================================

16.05                   4.38                10.97                 7.39                3.74                0.54
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 1997                         + 8.58 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 1998                         - 7.89 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 6/30/2003 is +10.26%. 1
==============================================================================================================================

The next table lists the Fund's average annual total return for Class A shares over the past one and five years and since inception, including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500), Lehman Brothers Aggregate Bond Index (LBABI), MSCI ACWI Free ex-U.S. Index (MSCI ACWI Free ex-US) and GMO Global Balanced Index (GMOGBI). Please see "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

                 Inception Date of Class          1 year       5 year      10 year    Performance Since 7/29/1996
==============================================================================================================================
==============================================================================================================================

Class A          7/29/1996                        - 5.21 %     4.10 %      N/A        7.54 %
==============================================================================================================================
==============================================================================================================================

S&P 500                                           - 22.10 %    - 0.59 %    N/A        6.67 %
==============================================================================================================================
==============================================================================================================================

LBABI                                             10.25 %      7.55 %      N/A        8.21 %
==============================================================================================================================
==============================================================================================================================

MSCI ACWI Free ex-US                              - 14.67 %    - 2.66 %    N/A        - 1.05 %
==============================================================================================================================
==============================================================================================================================

GMOGBI                                            - 10.13 %    2.32 %      N/A        6.49 %
==============================================================================================================================

1. Since Class R has no previous operating history, the performance shown is for Class A, the original class offered. Class A is not offered in this prospectus. The historical performance for Class A prior to 10/3/2002 is based on the performance of Class III of the fund's predecessor fund, GMO Global Balanced Allocation Fund. The performance of Class R would differ to the extent that the class does not have the same 12b-1 fees and sales charges. The 12b-1 fees are 0.30% for Class A and 0.50% for Class R. Class III does not pay a 12b-1 fee. Class A pays a 5.75% front-end sales charge. Class R does not pay a front-end sales charge or deferred sales charge. If Class R had been in existence for the periods presented above, its returns would have been different.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 3/31/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

                                                                                      Class R
==============================================================================================================================
==============================================================================================================================

Management Fees                                                                       0.50 %
==============================================================================================================================
==============================================================================================================================

12b-1 Fees                                                                            0.50 %
==============================================================================================================================
==============================================================================================================================

Other Expenses                                                                        0.42 %


==============================================================================================================================
==============================================================================================================================

Total Fund Operating Expenses 2                                                       1.42 %
==============================================================================================================================

2. Because the Fund invests primarily in other mutual funds, the Fund will incur fees and expenses indirectly as a shareholder of the underlying funds. The indirect net annual operating expenses at March 31, 2003 are estimated to be 0.56%. Actual indirect expenses for the fiscal year ending March 31, 2004 will vary depending on the particular underlying funds in which the Fund invests. For more information regarding the expenses of the underlying funds, see "Underlying Fund Expenses".

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class R
================================================================================
================================================================================

1 year                                                           $ 145
================================================================================
================================================================================

3 years                                                          $ 449
================================================================================
================================================================================

5 years                                                          $ 776
================================================================================
================================================================================

10 years                                                         $ 1,702
================================================================================

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

EIMC oversees investment operations for the Fund, including oversight and supervision of the Fund's sub-advisor.

For the fiscal year ended 3/31/2003, the Fund paid EIMC an advisory fee of 0.50% based on the Fund's average daily net assets.

THE FUND'S SUB-ADVISOR

EIMC has retained Grantham, Mayo, Van Otterloo & Co. LLC (GMO) as sub-advisor to the Fund, pursuant to the terms of an order the Fund has received from the Securities and Exchange Commission. As sub-advisor, GMO manages the Fund's investments in the underlying funds on a day-to-day basis. GMO currently serves as the investment advisor to each of the underlying funds. The Fund does not pay a direct fee to GMO for its sub-advisory services. However, the Fund incurs fees and expenses indirectly as a shareholder of the underlying GMO-managed funds, including its indirect share of management or other fees paid to GMO.

Through an exemptive order received from the Securities and Exchange Commission, EIMC has ultimate responsibility (subject to oversight by the Board of Trustees) to oversee the Fund's sub-advisor and recommend the hiring, termination, and replacement of unaffiliated sub-advisors without receiving prior shareholder approval. However, shareholders will be notified in the event there has been a replacement of the sub-advisor.

THE FUND'S PORTFOLIO MANAGERS

Asset Allocation Fund
The Fund is managed by a team of portfolio management professionals from GMO's Asset Allocation team, with team members responsible for different sectors.


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

The Fund may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In addition, developments that occur in foreign countries between the close of the foreign markets and the Fund's valuation time may not be reflected in the Fund's NAV. As a result, the value of the Fund may change on days when the investor will not be able to purchase or redeem the Fund's shares. The value of the Fund will reflect these activities on the next trading day of the NYSE. If a determination is made that a foreign event or development is significant enough to have a material effect on the Fund's NAV, the securities will be priced at fair value.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

o    Most  importantly,  read the  prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.


HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

Class R shares are offered at NAV without a front-end sales charge or a deferred sales charge. However, Class R shares are subject to a 0.50% 12b-1 fee. A portion of Class R shares' 12b-1 fees may be voluntarily waived. Class R shares are sold through certain broker-dealers and financial institutions which have selling agreements with Evergreen Distributor, Inc. (EDI). Certain broker-dealers and other financial institutions may impose a fee in connection with Class R share purchases of the Fund.

For additional information regarding this fee, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI.


HOW TO BUY AND REDEEM SHARES

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing, and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. Class R shares generally are not available to retail accounts.

Eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions which have selling agreements with EDI. These broker-dealers or financial institutions may impose transaction charges in addition to those described in this prospectus. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

You may exchange Class R shares of the Fund into shares of the same class of other Evergreen funds.


OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions paid to retirement plan shareholders will automatically be reinvested.


DISTRIBUTION AND TAXES

Dividends and capital gains distributed by the Fund to retirement plan accounts currently are not subject to federal income tax. Distributions taken from retirement plan accounts generally are taxable as ordinary income. Please consult your tax advisor for further information.


FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.50% of the average daily net assets of Class R shares. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

Underlying Fund Expenses

The Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The indirect net annual operating expenses for March 31, 2003 are estimated to be 0.56%.

The following chart shows the expense ratio for each of the underlying funds, as well as the percentage of the Fund's net assets invested in each fund as of
March 31, 2003.
==============================================================================================================================

Underlying Fund                                                Expense Ratio       Percentage of Fund's net assets


==============================================================================================================================
==============================================================================================================================

GMO U.S. Core Fund                                             0.48%               21.0 %
==============================================================================================================================
==============================================================================================================================

GMO Domestic Bond Fund                                         0.26%               9.5 %
==============================================================================================================================
==============================================================================================================================

GMO Core Plus Bond Fund                                        0.43%               9.0 %
==============================================================================================================================
==============================================================================================================================

GMO Emerging Markets Fund                                      1.16%               8.1 %
==============================================================================================================================
==============================================================================================================================

GMO International Intrinsic Value Fund                         0.69%               7.7 %
==============================================================================================================================
==============================================================================================================================

GMO International Small Companies Fund                         0.75%               5.8 %
==============================================================================================================================
==============================================================================================================================

GMO Currency Hedged International Equity Fund                  0.70%               5.8 %
==============================================================================================================================
==============================================================================================================================

GMO Inflation Indexed Bond Fund                                0.41%               5.7 %
==============================================================================================================================
==============================================================================================================================

GMO International Growth Fund                                  0.69%               5.5 %
==============================================================================================================================
==============================================================================================================================

GMO Global Hedged Equity Fund                                  1.21%               3.5 %
==============================================================================================================================
==============================================================================================================================

GMO Real Estate Fund                                           0.69%               3.4 %
==============================================================================================================================
==============================================================================================================================

GMO Small Cap Value Fund                                       0.48%               3.2 %
==============================================================================================================================
==============================================================================================================================

GMO International Bond Fund                                    0.43%               2.6 %
==============================================================================================================================
==============================================================================================================================

GMO Emerging Country Debt Fund                                 0.65%               2.4 %
==============================================================================================================================
==============================================================================================================================

GMO Short-Duration Investment Fund                             0.23%               0.0 %
==============================================================================================================================

OTHER FUND PRACTICES

The Fund is also indirectly subject to the following risks through its investments in the underlying funds.

The Fund invests in foreign securities, which may include foreign currency transactions. As a result, the value of the Fund's shares will be affected by changes in exchange rates. To manage this risk, the Fund may enter into currency futures contracts and forward currency exchange contracts. Although the Fund uses these contracts to hedge the U.S. dollar value of a security it already owns, the Fund could lose money if it fails to predict accurately the future exchange rates. The Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of the Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly. If a Fund is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

The Fund may invest in futures and options, which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

Please consult the SAI for more information regarding these and other investment practices used by the Fund, including risks.

DESCRIPTION OF UNDERLYING FUNDS

==============================================================================================================================

                 Investment Goal/Strategy                                         Benchmark

==============================================================================================================================
==============================================================================================================================

U.S. EQUITY
FUNDS

==============================================================================================================================
==============================================================================================================================

GMO U.S. Core    Seeks high total return through investment in U.S. equity        S&P 500 Index
Fund             securities. Invests primarily in the equity securities chosen
                 from  among  the  600   companies   with  the  largest   equity
                 capitalization  and  whose  securities  are  listed  on a  U.S.
                 national securities  exchange.  Selects stocks based on factors such as price to intrinsic value, price to normalized  earnings and price momentum.  As the opportunity to add value increases, the weight of the discipline in the portfolio increases.

==============================================================================================================================
==============================================================================================================================

GMO Value Fund   Seeks  long-term  capital growth  primarily  through
                 investment in Russell  1000(R)  Value Index equity  securities.
                 Invests primarily in equity securities of companies chosen from the Russell 1000(R) Index. Focuses on issuers which it believes represent compelling values relative to their market prices.

==============================================================================================================================
==============================================================================================================================

GMO Intrinsic    Seeks long-term  capital growth  primarily  through equity        Russell 1000(R) Value Index
 Value Fund      investments  in companies  chosen
                 from the 1,000 U.S.exchange-listed    companies    with   the
                 largest    equity capitalization.   Less   emphasis   on
                 industry   and  sector  allocation,  the Manager  researches
                 and evaluates  individual companies,  using three disciplines:
                 price to intrinsic value, price to normalized earnings and momentum. Stocks ranked highly by more than one criterion are favored for selection.

==============================================================================================================================
==============================================================================================================================

GMO Growth Fund  Seeks  long-term   growth  of  capital.   Invests primarily in    Russell 1000(R) Growth Index
                 the equity securities of  companies  chosen from among the
                 1,000  companies  with the largest equity  capitalization  and whose securities are listed on a U.S. national securities
                 exchange. Selects stocks based on factors such as estimate revision momentum, price momentum and price to intrinsic value.

==============================================================================================================================



==============================================================================================================================

GMO Real Estate  Seeks high total return. Under normal circumstances  invests at
Fund             least 80% in real estate investment trusts ("REITs"), which are    Morgan  Stanley  REIT  Index
                 managed   vehicles   that   invest  in  real   estate  or  real
                 estate-related assets, and other real estate-related companies.
                 The Fund  invests  primarily  in equity  REITs and real  estate related  operating  companies,  which own real estate directly;
                 mortgage  REITs,  which  make   construction,   development  or
                 long-term   mortgage  loans;  and  hybrid  REITs,  which  share
                 characteristics  of equity  REITs and mortgage  REITs.  Selects stocks believed to be undervalued relative to their prices.

==============================================================================================================================
==============================================================================================================================

GMO Small Cap    Seeks  long-term  growth of  capital. Invests primarily in the     Russell  2500(R) Value Index
Value Fund       equity  securities  of companies  chosen from Russell 2500(R)
                 Index providing broad exposure to the small cap value sector of the U.S. equity market.
==============================================================================================================================
==============================================================================================================================

GMO Small Cap    Seeks  long-term  growth of  capital.Invests  primarily  in the    Russell 2500(R) Growth Index
Growth Fund      equity  securities of companies chosen from the Russell 2500(R)
                 Index providing broad exposure to the small cap growth sector to the U.S. equity market.
==============================================================================================================================
==============================================================================================================================

FIXED INCOME
FUNDS

==============================================================================================================================
==============================================================================================================================

GMO Domestic     Seeks high total return. Seeks exposure primarily to U.S.          Lehman Brothers U.S. Government Bond Index
Bond Fund        investment grade bonds, including U.S. government securities, asset-backed  securities  issued by U.S.  government  agencies,
                 convertible  bonds  and  asset-backed   securities  of  private
                 issuers.   Intends  to  achieve  this   exposure  by  investing
                 primarily in shares of the GMO  Short-Duration  Collateral Fund
                 (see description below) or directly in fixed income securities.
                 May also hold an investment in GMO Alpha LIBOR Fund.

==============================================================================================================================
==============================================================================================================================

GMO Core Plus    Seeks high total  return. Seeks exposure primarily to U.S. bond     Lehman Brothers U.S. Aggregate Bond Index
Bond Fund        investments,  but also seeks to add to the return of its U.S.
                 investments  through  exposure  to  foreign  bond and  currency
                 markets.    Employs   fundamental   research   techniques   and
                 quantitative  applications to measure the relative value of the bond and  currency  markets to  determine  currency and country allocation.  Intends to achieve  this  exposure by investing in
                 shares  of  the  GMO   Short-Duration   Collateral   Fund  (see
                 description  below),  synthetic bonds,  and/or directly in U.S.
                 government  securities and other high-quality U.S.  denominated fixed income  investments.  May also hold an  investment in GMO
                 Alpha LIBOR Fund.

==============================================================================================================================
==============================================================================================================================

GMO              Seeks high total return. Seeks exposure primarily to countries     J.P. Morgan Non-U.S. Government Bond Index
International    whose bonds are included in the Fund's benchmark plus
Bond Fund        investment-grade  bonds  denominated in various currencies.
                 Employs   fundamental   research  techniques  and  quantitative
                 applications  to  measure  the  relative  value of the bond and currency markets to determine currency and country allocations.
                 Intends to achieve  this  exposure by  investing  primarily  in
                 shares  of  the  GMO   Short-Duration   Collateral   Fund  (see
                 description  below) and in  synthetic  bonds.  May also hold an investment in GMO Alpha LIBOR Fund.

==============================================================================================================================


==============================================================================================================================

GMO Currency     Seeks high total return. Seeks exposure primarily to countries      J.P. Morgan  Non-U.S.Government Bond Index
Hedged           whose bonds are included in the Fund's benchmark plus               (Hedged)
International    investment-grade bonds denominated in various currencies.
Bond Fund        Generally attempts to hedge at least 75% of its net foreign currency exposure back to the U.S. dollar. Employs fundamental research techniques and quantitative applications to measure the relative value of the bond and currency markets and uses these applications to determine currency and country
                 allocations. Intends to achieve this exposure by investing primarily in shares of the GMO Short-Duration Collateral Fund
                 (see description below) and in synthetic bonds. May also hold an investment in GMO Alpha LIBOR Fund.
==============================================================================================================================
==============================================================================================================================

GMO Global Bond  Seeks high total return.  Seeks exposure primarily to countries      J.P. Morgan Global Government Bond Index
Fund             whose bonds are included in the Fund's benchmark plus
                 investment-grade   bonds  denominated  in  various  currencies.
                 Employs   fundamental   research  techniques  and  quantitative
                 applications  to  measure  the  relative  value of the bond and currency  markets  and uses  these  applications  to  determine currency  and  country  allocations.  Intends to  achieve  this
                 exposure  by   investing   primarily   in  shares  of  the  GMO
                 Short-Duration  Collateral Fund (see description  below) and in synthetic bonds. May also hold an investment in GMO Alpha LIBOR
                 Fund.

==============================================================================================================================
==============================================================================================================================

GMO Emerging     Seeks high total return. Seeks to achieve its objective by          J.P. Morgan Emerging Markets Bond Index
Country Debt     investing primarily in sovereign debt of emerging countries in      Global
Fund             Asia, Latin America, the Middle East, Africa and Europe
                 ("Emerging   Countries").   Intends  to  invest   primarily  in
                 "synthetic"  bonds  (rather  than making  direct  investments), directly  in fixed  income  securities,  and in  shares  of GMO
                 Short-Duration  Collateral Fund. May also hold an investment in
                 GMO Alpha LIBOR Fund. Employs a bottom-up approach to examining
                 Emerging   Country   debt   issues,   and   uses   quantitative
                 applications to take advantage of valuation  inefficiencies  in
                 Emerging Country debt markets.

==============================================================================================================================
==============================================================================================================================

GMO              Seeks to provide current income through exposure to a portfolio     Citigroup(formerly known as Salomon Smith
Short-Duration   of  high-quality  fixed income instruments.  May achieve this       Barney)  3-Month  Treasury Bill Index
Investment Fund  exposure indirectly by investing a substantial portion of its assets in the GMO Short-Duration Collateral Fund or by directly investing in these  securities.  May also hold an investment in
                 GMO Alpha  LIBOR  Fund.  Seeks to  maintain  an  interest  rate
                 duration   slightly   longer  than  the  3  month  duration  of
                 benchmark.

==============================================================================================================================


==============================================================================================================================

GMO Global       Seeks high total return. Invests primarily in shares of GMO          Citigroup (formerly  known as  Salomon Smith
Hedged Equity    U.S.  Equity Funds and GMO International Equity Funds described      Barney) 3-Month  Treasury Bill Index
Fund             above (the "underlying funds"), or directly in equity
                 securities  of the type  invested  in by these  Funds.  Invests primarily in a  combination  of (i) global  equity  securities, generally held through the underlying  funds;  (ii)  derivative instruments  intended  to hedge the value of the Fund's  equity positions against general movements in the equity market(s) and
                 against  changes  in  the  value  of  the  foreign   currencies
                 represented in the Fund's  non-U.S.  positions  relative to the
                 U.S.  dollar;  and (iii) long interest  rate futures  contracts intended to extend the duration of the Fund.

==============================================================================================================================
==============================================================================================================================

GMO Inflation    Seeks high total  return. Invests primarily in securities that        Lehman Brothers U.S.Treasury Inflation
Indexed Bond     are indexed or otherwise "linked" to general measures of Notes        Index
Fund             inflation  in the country of issue ("inflation indexed bonds").
                 Intends to invest primarily directly in fixed income securities and in shares of GMO  Short-Duration  Collateral Fund. May hold an  investment  in GMO  Alpha  LIBOR  Fund.  May also  expose a portion of its assets to lower-rated  securities,  and may make use of synthetic  bonds to  implement  its  strategy.  Seeks to identify fixed income  investments  that, in the opinion of the
                 Manager,  represent  favorable  values relative to their market prices.

==============================================================================================================================
==============================================================================================================================

GMO Alpha LIBOR  Seeks high total return comparable with the 3-month London           J.P. Morgan U.S. 3-month Cash Index
Fund             Inter Bank Offer Rate ("LIBOR"). Seeks to achieve its objective
                 by  investing   primarily  in  relatively  high  quality,   low
                 volatility fixed income instruments.  Is  non-diversified.  The
                 Manager expects the fund's  dollar-weighted  average  portfolio duration will be 365 days or less.

==============================================================================================================================
==============================================================================================================================

GMO              Seeks total return in excess of its benchmark. Invests           J.P. Morgan U.S. 3-month Cash Index
Short-Duration   primarily in relatively high quality, low volatility fixed
Collateral Fund  income instruments. Intends to achieve this exposure by investing a substantial  portion of its assets in  asset-backed securities.  The  Fund  may  also  invest  in  mortgage-related securities,  government  securities  (including those issued by federal, state, local, and foreign governments), corporate debt
                 securities,   money  market  instruments,   reverse  repurchase
                 agreements, and repurchase agreements.

==============================================================================================================================
==============================================================================================================================

INTERNATIONAL
EQUITY FUNDS

==============================================================================================================================
==============================================================================================================================

GMO              Seeks  high total  return. Invests typically  in a  diversified    MSCI EAFE (Europe, Australasia and Far
International    portfolio of equity investments from the world's developed         East) Index
Disciplined      markets outside the U.S. Uses an optimization  process to
Equity Fund      allocate  investments between issuers based on growth, quality, and valuation style factors.
==============================================================================================================================



==============================================================================================================================

GMO              Seeks high total return.  Invests  typically in equity              Citigroup (formerly known as Salomon Smith
International    investments in companies  chosen from the MSCI EAFE Index           Barney) PMI (Primary Market Index) EPAC
Intrinsic Value  universe plus Canada (approximately 2,500 stocks). Manager uses     (Europe,  Pacific, Asia Composite)
Fund             disciplined   value  techniques  to  assess  countries,             Value Style Index
                 currencies and stocks.
==============================================================================================================================
==============================================================================================================================

GMO              Seeks high total return. Typically makes equity investments in      Citigroup (formerly known as Salomon Smith
International    companies chosen from the MSCI EAFE universe and Canadian           Barney) PMI (Primary Market Index) EPAC
Growth Fund      companies (approximately 2,500 issuers). Broad exposure to the      (Europe, Pacific, Asia Composite) Growth
                 growth sector of the international equity market.                   Style Index
==============================================================================================================================
==============================================================================================================================

GMO Currency     Seeks high total return.  Invests to varying  extents in other      MSCI EAFE (Europe,  Australasia and Far
Hedged           GMO Funds, including the International Disciplined Equity Fund,     East)  Index  (Hedged)
International    International Intrinsic Value Fund and International Growth
Equity Fund      Fund  (collectively, "underlying funds"). Allocated among the underlying  Funds  based  on  the  Manager's  analysis  of  the
                 relative   attractiveness  of  value  versus  growth  investing
                 styles,  measured  primarily  by the  discount  at which  value stocks trade relative to growth stocks generally, as well as on the  Manager's  predicted  returns  of the  two  styles  in the markets. Attempts to hedge at least 70% of the foreign currency exposure back to the U.S. dollar.

==============================================================================================================================
==============================================================================================================================

GMO Foreign      Seeks high total return. Invests primarily in the equity            MSCI EAFE (Europe, Australasia and Far
Fund             securities of non-U.S. companies, including any of the              East) Index
                 companies in developed and emerging  markets listed in the MSCI database  (approximately  4,000  companies).  The Manager  uses fundamental investment principles and quantitative applications to analyze issuers and country  economics to build a structured
                 value  international  equity  portfolio.   May  be  exposed  to
                 emerging markets, but these investments will generally comprise
                 10% or less of the Fund's assets.

==============================================================================================================================
==============================================================================================================================

GMO Foreign      Seeks high total return. Seeks to achieve its objective by         Citigroup (formerly known as Salomon Smith
Small Companies  primarily investing in smaller companies located or doing          Barney) EMI (Extended Markets Index) World
Fund             business outside of the U.S. Stocks are sorted by value            ex-U.S. Index
                 measures,  including price to earnings, price to book, price to cash flow and  yield.  Stock  selection  is then  driven by the
                 Manager's  fundamental  analysis.  May be exposed  to  emerging markets,  but these investments will generally  comprise 10% or less of the Fund's assets.

==============================================================================================================================


==============================================================================================================================

GMO              Seeks high total return. Invests primarily in equity securities  Citigroup (formerly known as Salomon Smith
International    of non-U.S. issuers, including companies in developed and        Barney) EMI (Extended Markets Index) World
Small Companies  emerging markets listed in the MSCI database. The Fund is a      ex-U.S. Index
Fund             structured value portfolio that attempts to provide small
                 company  international equity exposure in markets demonstrating the most compelling values. May be exposed to emerging markets, but these  investments  will generally  comprise 10% or less of the Fund's assets.

==============================================================================================================================
==============================================================================================================================

GMO Emerging     Seeks high total return. Invests primarily in the equity         S&P/IFC Investable Composite Index
Markets Fund     securities of companies traded in securities markets of
                 emerging  countries in Asia,  Latin  America,  the Middle East,
                 Africa  and  Europe.   Manager  uses   fundamental   investment
                 principles   and   quantitative   applications   to   build   a
                 value-oriented   emerging  market  equity  portfolio  that  the
                 Manager believes can best exploit major inefficiencies  between and within various emerging markets.

==============================================================================================================================
==============================================================================================================================

GMO Emerging     Seeks high total return. Invests primarily in the equity         S&P/IFC Investable Composite Index
Countries Fund   securities of companies traded in securities markets of
                 emerging  countries in Asia,  Latin  America,  the Middle East,
                 Africa and Europe.  Manager seeks to manage the Fund so that it maintains  relatively high liquidity  (compared to GMO Emerging
                 Markets Fund). Manager uses fundamental  investment  principles
                 and   quantitative   applications  to  build  a  value-oriented
                 emerging  countries  equity portfolio that the Manager believes can  best  exploit  major  inefficiencies  between  and  within various emerging countries.

==============================================================================================================================
==============================================================================================================================

GMO Asia Fund    Seeks high total return. Invests primarily in equity securities  GMO Asia 7 Index of companies traded in Asian countries other than Japan,
                 including both emerging and more developed countries. Manager uses fundamental principles and quantitative applications to build an Asian equity portfolio that the Manager believes can best exploit major inefficiencies between and within various
                 Asian markets.
==============================================================================================================================

Each of the underlying funds is subject to some or all of the risks detailed at the front of this prospectus under "Overview of Fund Risks." For a more detailed explanation of each underlying fund's principal investments, investment methodology and risks, as well as definition of each Fund's benchmark, see "Underlying Funds" in the Statement of Additional Information.

INDEX DESCRIPTIONS
Index                                                 Description                              Funds
S&P 500 Index (S&P 500)                               The S&P 500 is an unmanaged market       o Asset Allocation Fund
                                                      value-weighted index measuring the
                                                      performance of 500 U.S. stocks chosen
                                                      for market size, liquidity, and
                                                      industry group representation.

Lehman Brothers Aggregate Bond Index (LBABI)          LBABI is an unmanaged fixed income       o Asset Allocation Fund
                                                      index covering the U.S. investment
                                                      grade fixed-rate bond market, including
                                                      U.S. government and U.S. government
                                                      agency securities, corporate
                                                      securities, and asset-backed
                                                      securities.

MSCI ACWI Free ex-U.S. Index (MSCI ACWI Free ex-US)   MSCI ACWI Free ex-US is an               o Asset Allocation Fund
                                                      independently maintained and published
                                                      international (excluding US and
                                                      including emerging) equity index.

GMO Global Balanced Index (GMOGBI)                    GMOGBI is a composite benchmark          o Asset Allocation Fund
                                                      computed by GMO and comprised 48.75% by
                                                      S&P 500, 16.25% by MSCI ACWI Free ex-US
                                                      and 35% by LBABI.



                                       QUICK REFERENCE GUIDE

For Retirement Plan Services
Please call your employer or plan administrator


For Dealer Services
Please call 1.800.343.2898


Shareholder Services
Visit us on-line at EvergreenInvestments.com


Information Line for Hearing and Speech Impaired (TTY/TDD)
Call 1.800.343.2888
Monday - Friday, 8 a.m. to 6 p.m. Eastern time to

For More Information About Evergreen Asset Allocation Fund, Ask for:

o The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

o The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

                                                                567270 (10/03)
                                                      SEC File No.: 811-08413

                             EVERGREEN EQUITY TRUST

                                     PART A

                                   PROSPECTUS

                          EVERGREEN EQUITY INCOME FUND

Prospectus, October 7, 2003

Evergreen
Domestic Equity Funds II


Evergreen Equity Income Fund


Class R


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARY:

Overview of Fund Risks
Evergreen Equity Income Fund

GENERAL INFORMATION:

The Fund's Investment Advisor
The Fund's Portfolio Managers
Calculating the Share Price
How to Choose an Evergreen Fund
How to Choose the Share Class That Best Suits You
How to Buy and Redeem Shares
Other Services
Distributions and Taxes
Fees and Expenses of the Fund
Other Fund Practices
Index Descriptions

In general,
the Fund seeks a  combination  of capital  growth and current  income.  The Fund
invests   primarily  in  U.S.  and  foreign  common  stocks  across  all  market capitalizations.

Fund Summaries Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Equity Income Fund

typically relies on a combination of the following strategies:

o        investing primarily in common stocks;
o        investing in companies expected to provide capital growth; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) when the investment reaches or exceeds a portfolio manager's targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which a portfolio manager deems necessary.

may  be  appropriate  for  investors  who:
o       want  an  investment  with growth potential;  and
o can tolerate low to moderate volatility relative to more aggressive stock funds.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

o       not guaranteed to achieve its investment goal;
o       not a deposit with a bank;
o not insured, endorsed or guaranteed by the FDIC or any government agency; and
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on and the value of your investment would likely decline. Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. If a Fund invests a significant portion of its portfolio in debt securities, and interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If a Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. A Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to a Fund. Such third party may be unwilling or unable to honor its financial obligations.

Foreign Investment Risk

If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which a Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. In addition, if the value of any foreign currency in which a Fund's investments are denominated declines relative to the U.S. dollar, the dividend yield, total return earned on and the value of your investment in a Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Equity Income Fund

FUND FACTS:

Goals:

Current Income
Capital Growth

Principal Investments:

U.S. and Foreign Common Stocks of All Market Capitalizations
ConvertibleSecurities

Class of Shares Offered in this Prospectus:

Class R

Investment Advisor:

Evergreen
Investment
Management
Company, LLC

Portfolio Managers:

By Team

Dividend Payment Schedule:

Quarterly

INVESTMENT GOAL

The Fund seeks current income and capital growth in the value of its shares.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 80% of its assets in equity securities including common stocks and securities convertible into common stocks across all market capitalizations that on the purchase date pay a yield higher than the average yield of companies included in the Russell 1000(R) Value Index. The Fund may invest up to 20% of its assets in investment grade bonds and convertible debentures of any quality.

The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value- and growth-oriented equity securities. "Value" securities are securities which the Fund's portfolio managers believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth.

The Fund may also invest up to 50% of its assets in foreign securities.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

The Fund may also be subject to the risks associated with investing in below investment grade bonds. Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten full calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses. Year-by-Year Total Return for Class I Shares (%) 1

==============================================================================================================================
1993         1994          1995       1996        1997        1998         1999        2000      2001         2002
==============================================================================================================================
==============================================================================================================================

12.92        - 6.42        23.86      12.89       25.58       - 0.79       16.37       7.16      - 5.36       - 12.37
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 1999                         + 14.50 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2002                         - 14.89 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 6/30/2003 is +12.14%. 1
==============================================================================================================================

The next table lists the Fund's average annual total return for Class I shares over the past one, five and ten years and since inception, including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000(R) Value Index (Russell 1000 Value) and the Russell Midcap Value Index (Russell Midcap Value). Please see the "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

                  Inception Date of Class           1 year       5 year    10 year     Performance Since 8/31/1978
==============================================================================================================================
==============================================================================================================================

Class I          8/31/1978                         - 12.37 %    0.51 %    6.65 %      11.68 %
==============================================================================================================================
==============================================================================================================================

Russell 1000 Value                                 - 15.52 %    1.16 %    10.80 %     N/A
==============================================================================================================================
==============================================================================================================================

Russell Midcap Value                               - 9.64 %     2.95 %    11.06 %     N/A
==============================================================================================================================

1. Since Class R has no previous operating history, the performance shown is for Class I, the original class offered. Class I is not offered in this prospectus. The performance of Class R would differ to the extent that the class does not have the same 12b-1 fees. The 12b-1 fees are 0.50% for Class R. Class I does not pay a 12b-1 fee. If Class R had been in existence for the periods presented above, its returns would have been different.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 7/31/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
=============================================================================

                                                                    Class R
=============================================================================
=============================================================================

Management Fees                                                     0.70 %
=============================================================================
=============================================================================

12b-1 Fees                                                          0.50 %
=============================================================================
=============================================================================

Other Expenses                                                      0.38 %


=============================================================================
=============================================================================

Total Fund Operating Expenses 2                                     1.58 %
=============================================================================

2. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of 1 year beginning in June, 2003 in order to limit the Fund's Total Fund Operating Expenses so that they do not exceed, in the aggregate, 1.60% for Class R. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
================================================================================

After:                                                           Class R
================================================================================
================================================================================

1 year                                                           $ 161
================================================================================
================================================================================

3 years                                                          $ 499
================================================================================
================================================================================

5 years                                                          $ 860
================================================================================
================================================================================

10 years                                                         $ 1,878
================================================================================

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 7/31/2003, the aggregate advisory fee paid to EIMC by the Fund was ____%.


THE FUND'S PORTFOLIO MANAGERS

Equity Income Fund

The Fund is managed by a team of portfolio management professionals from EIMC's Value Equity team, with team members responsible for various sectors.


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

The Fund may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In addition, developments that occur in foreign countries between the close of the foreign markets and the Fund's valuation time may not be reflected in the Fund's NAV. As a result, the value of the Fund may change on days when the investor will not be able to purchase or redeem the Fund's shares. The value of the Fund will reflect these activities on the next trading day of the NYSE. If a determination is made that a foreign event or development is significant enough to have a material effect on the Fund's NAV, the securities will be priced at fair value.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.


HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

Class R shares are offered at NAV without a front-end sales charge or a deferred sales charge. However, Class R shares are subject to a 0.50% 12b-1 fee. A portion of Class R shares' 12b-1 fees may be voluntarily waived. Class R shares are sold through certain broker-dealers and financial institutions which have selling agreements with Evergreen Distributor, Inc. (EDI). Certain broker-dealers and other financial institutions may impose a fee in connection with Class R share purchases of the Fund.

For additional information regarding this fee, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI.

HOW TO BUY AND REDEEM SHARES

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing, and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. Class R shares generally are not available to retail accounts.

Eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions which have selling agreements with EDI. These broker-dealers or financial institutions may impose transaction charges in addition to those described in this prospectus. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

You may exchange Class R shares of the Fund into shares of the same class of other Evergreen funds.


OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions paid to retirement plan shareholders will automatically be reinvested.


DISTRIBUTION AND TAXES

Dividends and capital gains distributed by the Fund to retirement plan accounts currently are not subject to federal income tax. Distributions taken from retirement plan accounts generally are taxable as ordinary income. Please consult your tax advisor for further information.


FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.


12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.50% of the average daily net assets of Class R shares. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

OTHER FUND PRACTICES

The Fund may invest in futures and options, which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

Please consult the SAI for more information regarding these and other investment practices used by the Fund, including risks.

INDEX DESCRIPTIONS
====================================================================================================================================

Index                             Description                                                                               Funds
====================================================================================================================================
====================================================================================================================================
Russell Midcap Value Index        The Russell Midcap Value is an unmanaged market capitalization-weighted index measuring  o Equity
(Russell Midcap Value)            the performance of the Russell Midcap companies with lower price-to-book ratios and        Income
                                  lower forecasted growth values. The Russell Midcap Index is comprised of the 800 smallest  Fund companies in the Russell 1000(R)Index.
====================================================================================================================================
====================================================================================================================================
Russell 1000(R)Value Index        The Russell 1000 Value is an unmanaged market capitalization-weighted                     o Equity
(Russell 1000 Value)              index measuring the performance of those Russell 1000 companies with lower                  Income
                                  price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures    Fund
                                  the performance of the 1,000 largest companies in the Russell 3000 Index.  The Russell
                                  3000 Index measures the performance of the 3,000 largest U.S. companies based on total
                                  Fund market capitalization.
====================================================================================================================================

                                       QUICK REFERENCE GUIDE


For Retirement Plan Services
Please call your employer or plan administrator


For Dealer Services
Please call 1.800.343.2898


For Shareholder Services
Visit us on-line at EvergreenInvestments.com


Information Line for Hearing and Speech Impaired (TTY/TDD)
Call 1.800.343.2888
Monday-Friday, 8 a.m. to 6 p.m. Eastern time

For More Information About the Evergreen Equity Income Fund, Ask for:

o The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.
o The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034


                                                                 567268 (10/03)
                                                        SEC File No.: 811-08413

                             EVERGREEN EQUITY TRUST

                                     PART A

                                   PROSPECTUS

                              EVERGREEN OMEGA FUND

Prospectus, October 7, 2003

Evergreen Domestic Equity Funds I

Evergreen Omega Fund

Class R


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARY:

Overview of Fund Risks..................................1
Evergreen Omega Fund....................................2

GENERAL INFORMATION:
The Fund's Investment Advisor...........................4
The Fund's Portfolio Managers...........................4
Calculating the Share Price.............................4
How to Choose an Evergreen Fund.........................4
How to Choose the Share Class That Best Suits You.......4
How to Buy and Redeem Shares............................4
Other Services..........................................5
Distributions and Taxes.................................5
Fees and Expenses of the Fund...........................5
Other Fund Practices....................................6
Index Descriptions......................................7

In general,
the Fund seeks to provide investors with long-term capital growth. The Evergreen Domestic Equity Funds I tend to have more growth potential, risk and volatility than less aggressive funds.

Fund Summary Key
The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             OVERVIEW OF FUND RISKS

OMEGA FUND

typically relies on a combination of the following strategies:
o        investing in companies expected to provide capital growth;
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) when the investment reaches or exceeds a portfolio manager's targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:
o        seek an investment expected to grow over time; and
o        can tolerate substantial volatility in the value of their investment.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o not guaranteed to achieve its investment goal;
o not a deposit with a bank;
o not insured, endorsed or guaranteed by the FDIC or any government agency; and
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on and the value of your investment would likely decline. Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

DOMESTIC EQUITY FUNDS I 1

OMEGA FUND

FUND FACTS:

Goal:
Long-term Capital Growth

Principal Investment:
U.S. Common Stocks of All Market Capitalizations

Class of Shares Offered in this
Prospectus:
Class R

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks long-term capital growth.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Fund's portfolio managers employ a growth style of equity management. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

DOMESTIC EQUITY FUNDS I 2

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each of the last ten full calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included. Year-by-Year Total Return for Class A Shares (%) 1

==============================================================================================================================

1993         1994         1995       1996       1997       1998       1999       2000           2001           2002
==============================================================================================================================
==============================================================================================================================

19.33        - 5.66       36.94      11.31      24.53      27.30      44.17      - 13.61        - 15.61        - 26.72
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 1999                         + 29.12 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2000                         - 25.55 %1
==============================================================================================================================

================================================================================

Year-to-date total return as of 6/30/2003 is +15.88%. 1
================================================================================

The next table lists the Fund's average annual total return for Class A shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000(R) Growth Index (Russell 1000 Growth). Please see the "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

                           Inception Date of Class       1 year      5 year     10 year   Performance Since 4/29/1968
==============================================================================================================================
==============================================================================================================================

Class A                    4/29/1968                     - 30.95 %   - 1.57 %   7.04 %    9.22 %
==============================================================================================================================
==============================================================================================================================

Russell 1000 Growth                                      - 27.88 %   - 3.84 %   - 6.70 %  N/A
==============================================================================================================================

1. Since Class R has no previous operating history, the performance shown is for Class A, the original class offered. Class A is not offered in this prospectus. The performance of Class R would differ to the extent that the class does not have the same 12b-1 fees and sales charges. The 12b-1 fees are 0.30% for Class A and 0.50% for Class R. Class A pays a 5.75% front-end sales charge. Class R does not pay a front-end sales charge or deferred sales charge. If Class R had been in existence for the periods presented above, its returns would have been different.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 9/30/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

                                                                                     Class R
==============================================================================================================================
==============================================================================================================================

Management Fees                                                                      0.56 %
==============================================================================================================================
==============================================================================================================================

12b-1 Fees                                                                           0.50 %
==============================================================================================================================
==============================================================================================================================

Other Expenses                                                                       0.86 %

==============================================================================================================================
==============================================================================================================================

Total Fund Operating Expenses                                                        1.92 %
==============================================================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
================================================================================

After:                                                           Class R
================================================================================
================================================================================

1 year                                                           $ 195
================================================================================
================================================================================

3 years                                                          $ 603
================================================================================
================================================================================

5 years                                                          $ 1,037
================================================================================
================================================================================

10 years                                                         $ 2,243
================================================================================


DOMESTIC EQUITY FUNDS I  3

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 9/30/2002, the aggregate advisory fee paid to EIMC by the Fund was 0.56%.


THE FUND'S PORTFOLIO MANAGERS

Omega Fund

The Fund is managed by a team of portfolio management professionals from EIMC's Large Cap Core Growth team, with team members responsible for various sectors.


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.


HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

Class R shares are offered at NAV without a front-end sales charge or a deferred sales charge. However, Class R shares are subject to a 0.50% 12b-1 fee. A portion of Class R shares' 12b-1 fees may be voluntarily waived. Class R shares are sold through certain broker-dealers and financial institutions which have selling agreements with Evergreen Distributor, Inc. (EDI). Certain broker-dealers and other financial institutions may impose a fee in connection with Class R share purchases of the Fund.

For additional information regarding this fee, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI.


HOW TO BUY AND REDEEM SHARES

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing, and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. Class R shares generally are not available to retail accounts.

Eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions which have selling agreements with EDI. These broker-dealers or financial institutions may impose transaction charges in addition to those described in this prospectus. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

You may exchange Class R shares of the Fund into shares of the same class of other Evergreen funds.

DOMESTIC EQUITY FUNDS I  4

OTHER SERVICES
Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions paid to retirement plan shareholders will automatically be reinvested.


DISTRIBUTION AND TAXES

Dividends and capital gains distributed by the Fund to retirement plan accounts currently are not subject to federal income tax. Distributions taken from retirement plan accounts generally are taxable as ordinary income. Please consult your tax advisor for further information.


FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.50% of the average daily net assets of Class R shares. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

DOMESTIC EQUITY FUNDS I  5

OTHER FUND PRACTICES

The Fund may invest in futures and options, which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

The Fund generally does not take portfolio turnover into account in making investment decisions. This means the Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders.

While not a principal investment strategy, the Fund may invest up to 25% of its assets in foreign securities. Investments in foreign securities may subject the Fund, and therefore the value of the Fund's shares, to foreign investment risk. If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which a Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. In addition, if the value of any foreign currency in which a Fund's investments are denominated declines relative to the U.S. dollar, the dividend yield, total return earned on and the value of your investment in a Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Please consult the SAI for more information regarding these and other investment practices used by the Fund, including risks.

DOMESTIC EQUITY FUNDS I  6

INDEX DESCRIPTIONS
====================================================================================================================================
Index                 Description                                                               Funds
====================================================================================================================================
====================================================================================================================================
Russell 1000(R)Growth   The Russell 1000 Growth Index is an unmanaged market                    o Omega Fund
Index                   capitalization-weighted index measuring the performance .
                        of those  ussell 1000 companies with higher price-to-book
                        ratios and higher forecasted growth values.
====================================================================================================================================

                                Notes




DOMESTIC EQUITY FUNDS I 8

                                       QUICK REFERENCE GUIDE

For Retirement Plan Services
Please call your employer or plan administrator

For Dealer Services
Please call 1.800.343.2898

For Shareholder Services
Visit us on-line at EvergreenInvestments.com


Information Line for Hearing and Speech Impaired (TTY/TDD)
Call 1.800.343.2888
Monday-Friday, 8 a.m. to 6 p.m. Eastern time

For More Information About Evergreen Omega Fund, Ask for:

o The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

o The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

                                                           567266 RV1 (10/03)
                                                     SEC File No.: 811-08363

                             EVERGREEN EQUITY TRUST

                                     PART A

                                   PROSPECTUS

                          EVERGREEN SPECIAL VALUES FUND

Prospectus, October 7, 2003

Evergreen
Domestic Equity Funds II


Evergreen Special Values Fund


Class R


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARY:

Overview of Fund Risks..................................1
Evergreen Special Values Fund...........................2

GENERAL INFORMATION:

The Fund's Investment Advisor...........................4
The Fund's Portfolio Managers...........................4
Calculating the Share Price.............................4
How to Choose an Evergreen Fund.........................4
How to Choose the Share Class That Best Suits You.......4
How to Buy and Redeem Shares............................4
Other Services..........................................5
Distributions and Taxes.................................5
Fees and Expenses of the Funds..........................5
Other Fund Practices....................................6
Index Descriptions......................................7

In general, the Fund seeks to produce growth of capital. The Fund invests primarily in common stocks of small U.S. companies.

Fund Summaries Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             OVERVIEW OF FUND RISKS

SPECIAL VALUES FUND

typically relies on a combination of the following strategies:

o        investing primarily in common stocks;
o        investing in companies expected to provide capital growth; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) when the investment reaches or exceeds a portfolio manager's targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

o        want an investment with growth potential; and
o can tolerate low to moderate volatility relative to more aggressive stock funds.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is: o not guaranteed to achieve its investment goal; o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on and the value of your investment would likely decline. Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. If a Fund invests a significant portion of its portfolio in debt securities, and interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more the Fund is subject to interest rate risk.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

SPECIAL VALUES FUND

FUND FACTS:

Goal:
Capital Growth

Principal Investment:
Small-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
Class R

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks to produce growth of capital.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily in common stocks of small U.S. companies. The portfolio managers look for significantly undervalued companies that they believe have the potential for above-average appreciation potential with below average risk. Typical investments are in stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000(R) Index.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Stock Market Risk
o        Interest Rate Risk
o        Market Capitalization Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each full calendar year since the Class A shares' inception on 5/7/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%) 1
==============================================================================================================================
1993        1994          1995        1996        1997         1998          1999      2000        2001         2002
==============================================================================================================================
==============================================================================================================================

            - 3.32        30.26       36.98       29.08        - 1.51        6.39      15.14       18.13        - 7.04
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 1999                         + 16.56 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 1998                         - 18.00 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 6/30/2003 is +11.07%. 1
==============================================================================================================================

The next table lists the Fund's average annual total return for Class A shares over the past one and five years and since inception, including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000(R) Value Index (Russell 2000 Value). Please see the "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1
==============================================================================================================================
                          Inception Date of Class         1 year      5 year    10 year    Performance Since 5/7/1993
==============================================================================================================================
==============================================================================================================================
Class A                   5/7/1993                        - 12.37 %   4.55 %    N/A        11.86 %
==============================================================================================================================
==============================================================================================================================

Russell 2000 Value                                        - 11.42 %   2.71 %    N/A        10.46 %
==============================================================================================================================

1. Since Class R has no previous operating history, the performance shown is for Class A, the original class offered. Class A is not offered in this prospectus. The performance of Class R would differ to the extent that the class does not have the same 12b-1 fees and sales charges. The 12b-1 fees are 0.30% for Class A and 0.50% for Class R. Class A pays a 5.75% front-end sales charge. Class R does not pay a front-end sales charge or deferred sales charge. If Class R had been in existence for the periods presented above, its returns would have been different. The historical performance shown for Class A is based on the performance of Class A of the Fund's predecessor fund, Wachovia Special Values Fund.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 7/31/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
==============================================================================================================================
                                                                                                    Class R
==============================================================================================================================
==============================================================================================================================
Management Fees                                                                                     0.80 %
==============================================================================================================================
==============================================================================================================================
12b-1 Fees                                                                                          0.50 %
==============================================================================================================================
==============================================================================================================================
Other Expenses                                                                                      0.29 %
==============================================================================================================================
==============================================================================================================================

Total Fund Operating Expenses (Before Waiver)                                                       1.59 %
==============================================================================================================================
==============================================================================================================================
Waiver of Fund Expenses                                                                             - 0.03 %

==============================================================================================================================
==============================================================================================================================

Total Fund Operating Expenses (After Waiver) 2                                                      1.56 %
==============================================================================================================================

2. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of one year beginning in July 2003 in order to limit the Fund's Total Fund Operating Expenses so that they do not exceed, in the aggregate, the Fund's Total Fund Operating Expenses (After Waiver) listed above. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements are made.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The examples assume a 5% average annual return, the imposition of the maximum sales charge (if any) currently applicable to each class of the Fund, any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses
==========================================================================

After:                             Class R
==========================================================================
==========================================================================

1 year                             $ 159
==========================================================================
==========================================================================

3 years                            $ 499
==========================================================================
==========================================================================

5 years                            $ 863
==========================================================================
==========================================================================

10 years                           $ 1,887
==========================================================================

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 7/31/2003, the aggregate advisory fee paid to EIMC by the Fund was ____%.


THE FUND'S PORTFOLIO MANAGERS

Special Values Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Value Equity team, with team members responsible for various sectors.


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.


HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

Class R shares are offered at NAV without a front-end sales charge or a deferred sales charge. However, Class R shares are subject to a 0.50% 12b-1 fee. A portion of Class R shares' 12b-1 fees may be voluntarily waived. Class R shares are sold through certain broker-dealers and financial institutions which have selling agreements with Evergreen Distributor, Inc. (EDI). Certain broker-dealers and other financial institutions may impose a fee in connection with Class R share purchases of the Fund.

For additional information regarding this fee, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI.


HOW TO BUY AND REDEEM SHARES

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing, and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. Class R shares generally are not available to retail accounts.

Eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions which have selling agreements with EDI. These broker-dealers or financial institutions may impose transaction charges in addition to those described in this prospectus. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

You may exchange Class R shares of the Fund into shares of the same class of other Evergreen funds.


OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions paid to retirement plan shareholders will automatically be reinvested.


DISTRIBUTION AND TAXES

Dividends and capital gains distributed by the Fund to retirement plan accounts currently are not subject to federal income tax. Distributions taken from retirement plan accounts generally are taxable as ordinary income. Please consult your tax advisor for further information.


FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.50% of the average daily net assets of Class R shares. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

OTHER FUND PRACTICES

The Fund may invest in futures and options, which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

Although not principal investment strategy, Special Values Fund may invest up to 20% of its assets in foreign securities. A Fund's investment in non-U.S. securities could expose it to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of, dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of, dividend yield and total return earned on your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Please consult the SAI for more information regarding these and other investment practices used by the Fund, including risks.

INDEX DESCRIPTIONS
==================================================================================================================================
Index                            Description                                                           Funds
==================================================================================================================================
==================================================================================================================================
Russell 2000(R) Value Index      The Russell 2000 Value is an unmanaged market capitalization-         o Special Values Fund
(Russell 2000 Value)             weighted index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index. The
                                 Russell 3000 Index measures the performance of the 3000 largest
                                 U.S. companies based on total market capitalization.

==================================================================================================================================

                            QUICK REFERENCE GUIDE

For Retirement Plan Services
Please call your employer or plan administrator


For Dealer Services
Please call 1.800.343.2898


For Shareholder Services
Visit us on-line at EvergreenInvestments.com


Information Line for Hearing and Speech Impaired (TTY/TDD)
Call 1.800.343.2888
Monday-Friday, 8 a.m. to 6 p.m. Eastern time

For More Information About the Evergreen Special Values Fund, Ask for:

o The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

o The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.


Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034


                                                                567267 (10/03)
                                                       SEC File No.: 811-08413

                             EVERGREEN EQUITY TRUST

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION

                                                                        DRAFT

         SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION ("SAI")
                                       OF
                            EVERGREEN BALANCED FUNDS
                        EVERGREEN DOMESTIC EQUITY FUNDS I
                       EVERGREEN DOMESTIC EQUITY FUNDS II
                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
                    EVERGREEN GLOBAL AND INTERNATIONAL FUNDS


I. Evergreen Asset Allocation Fund, Evergreen Core Bond Fund, Evergreen Equity Income Fund, Evergreen International Equity Fund (formerly Evergreen International Growth Fund), Evergreen Omega Fund, Evergreen Select Strategic Growth Fund and Evergreen Special Values Fund (the "Funds")

     Effective October 7, 2003, the Funds will adopt a new share class, Class R shares.

     In conjunction with the above, the following revisions apply to Part 2 of the Funds' SAIs. The section of the Funds' SAIs entitled "PURCHASE AND REDEMPTION OF SHARES" is revised as follows.

     You may buy shares of the Fund through Evergreen Distributor, Inc. (EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to eight different classes of shares that differ primarily with respect to sales charges and distribution fees.

Class R Shares

     Class R shares are offered at NAV without a front-end sales charge or CDSC. However, certain broker-dealers and other financial institutions may impose a fee in connection with purchase and redemption transactions of Class R shares of the Fund. Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing, money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans through certain broker-dealers and financial institutions which have selling agreements with Evergreen Distributor, Inc. (EDI). Class R shares can also be redeemed at NAV through these broker-dealers and financial institutions.
Investors should refer to their broker-dealer or financial institution as appropriate for instruction and further information.

     The first sentence and the table under the section entitled "DISTRIBUTION EXPENSES UNDER RULE 12B-1" is revised to add the following row and footnote.

     The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act.

           -------------------------- --------------------------
                                           Current Maximum
                                         12b-1 Fees Allowed Under
               Class                          the Plans
           -------------------------- --------------------------
           -------------------------- --------------------------
                  R                             0.50%(i)
           -------------------------- --------------------------

          (i) Of this amount 0.25% is to be used exclusively as a service fee. A portion of Class R shares' 12b-1 fee may be voluntarily waived at any time.



October 7, 2003                                                   XXXXXX (10/03)

                             EVERGREEN EQUITY TRUST

                                     PART C

Item 23    Exhibits


Exhibit

Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Post-Effective Amendment No. 61 to
                                                                 Registrant's Registration Statement
                                                                 Filed on July 29, 2003

(b)       By-laws                                                Incorporated by reference to
                                                                 Post-Effective Amendment No. 30 to
                                                                 Registrant's Registration Statement
                                                                 Filed on January 26, 2001

(c)       Provisions  of  instruments defining  the  rights      Included as part of Exhibits (a) and (b) above
          of  holders of the  securities being registered
          are contained in the Declaration of Trust
          Articles II, III.(6)(c),  VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws  Articles II, III and VIII.

(d)(1)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Post-Effective Amendment No. 61 to
          Investment Management Company, LLC                     Registrant's Registration Statement
                                                                 Filed on July 29, 2003

(d)(2)    Portfolio Management Agreement between                 Incorporated by reference to
          OppenheimerFunds, Inc. and First Union                 Post-Effective Amendment No. 12 to
          National Bank                                          Registrant's Registration Statement
                                                                 Filed on February 1, 1999

(d)(3)    Portfolio Management Agreement between                 Incorporated by reference to
          MFS Institutional Advisors, Inc. and                   Post-Effective Amendment No. 12 to
          First Union National Bank                              Registrants Registration Statement
                                                                 Filed on February 1, 1999

(d)(4)    Portfolio Management Agreement between                 Incorporated by reference to
          Evergreen Investment Management Company, LLC           Post-Effective Amendment No. 46 to
          and Marsico Capital Management, LLC                    Registrant's Registration Statement
                                                                 Filed on September 11, 2002

(d)(5)    Sub-advisory Agreement between Evergreen               Incorporated by reference to
          Investment Management Company, LLC                     Post-Effective Amendment No. 32 to
          and Tattersall Advisory Group, Inc.                    Registrant's Registration Statement
                                                                 Filed on July 26, 2001

(d)(6)    Sub-advisory Agreement between Evergreen               Incorporated by reference to
          Investment Management Company, LLC and                 Post-Effective Amendment No. 50 to
          Grantham, Mayo, Van Otterloo & Co.                     Registrant's Registration Statement
          (Evergreen Asset Allocation Fund)                      Filed on November 12, 2002

(d)(7)    Sub-advisory Agreement between Evergreen               Incorporated by reference to
          Investment Management Company, LLC and                 Post-Effective Amendment No. 53 to
          Grantham, Mayo, Van Otterloo & Co.                     Registrant's Registration Statement
          (Evergreen Large Cap Value Fund)                       Filed on January 3, 2003

(d)(8)    Sub-advisory Agreement between Evergreen               Incorporated by reference to
          Investment Management Company, LLC and                 Post-Effective Amendment No. 61 to
          J.L. Kaplan  Associates,  LLC                          Registrant's Registration Statement
          (Evergreen Mid Cap Value Fund, Evergreen               Filed on July 29, 2003
           Small Cap Value Fund II)

(e)(1)    Class A and Class C Principal Underwriting             Incorporated by reference to
          Agreement between the Registrant and Evergreen         Post-Effective Amendment No. 61 to
          Distributor, Inc.                                      Registrant's Registration Statement
                                                                 Filed on July 29, 2003

(e)(2)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Investment        Post-Effective Amendment No. 61 to
          Services, Inc.                                         Registrant's Registration Statement
                                                                 Filed on July 29, 2003

(e)(3)    Class I Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 61 to
          Inc.                                                   Registrant's Registration Statement
                                                                 Filed on July 29, 2003

(e)(4)    Principal Underwriting Agreement between               Incorporated by reference to
          the Registrant and Kokusai Securities Company          Post-Effective Amendment No. 6 to
          Limited                                                Registrant's Registration Statement
                                                                 Filed on July 31, 1998

(e)(5)    Specimen Copy of Dealer Agreement used by              Incorporated by reference to
          Evergreen Distributor, Inc.                            Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

(e)(6)    Principal Underwriting Agreement between               Incorporated by reference to
          the Registrant and Nomura Securities Company           Post-Effective Amendment No. 6 to
                                                                 Registrant's Registration Statement
                                                                 Filed on July 31, 1998

(e)(7)    Form of Class R Principal Underwriting Agreement       Contained herein
          between the Registrant and Evergreen Investment
          Services, Inc.

(e)(8)    Form of Class R Marketing Service Agreement            Contained herein

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Post-Effective Amendment No. 30
                                                                 Registrant's Registration Statement
                                                                 Filed on January 26, 2001

(g)(1)    Custodian Agreement between the Registrant             Incorporated by reference to Post-Effective
          and State Street Bank and Trust Company                Amendment No. 36 to Registrant's Registration
          (as amended July 2000 and June 2001)                   Statement Filed on February 28, 2002


(g)(2)    Letter Amendment to Custodian Agreement                Incorporated by reference to
          between Registrant and State Street Bank               Post-Effective Amendment No. 58 to
          and Trust Co. (Evergreen Merger and Acquisition        Registrant's Registration Statement
            Fund, Evergreen Mid Cap Value Fund & Evergreen       Filed on March 10, 2003
            Small Cap Value Fund II)

(g)(3)    Amended Pricing Schedule to Custodian Agreement        Incorporated by reference to
          between Registrant and State Street Bank               Post-Effective Amendment No. 54 to
          and Trust Co.                                          Registrant's Registration Statement
                                                                 Filed on January 28, 2003.

(h)(1)    Master Administrative Services Agreement between       Incorporated by reference to
          the Registrant and Evergreen Investment Services,      Post-Effective Amendment No. 61 to
          Inc.                                                   Registrant's Registration Statement
                                                                 Filed on July 29, 2003


(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to Post-Effective
          Registrant and Evergreen Service Company, LLC          Amendment No. 35 Registrant's Registration
                                                                 Statement Filed on January 28, 2002

(h)(3)    Letter Amendment to Transfer Agent Agreement           Incorporated by reference to
          between the Registrant and Evergreen Service           Post-Effective Amendment No. 58 to
          Company, LLC (Evergreen Merger & Acquisition Fund,     Registrant's Registration Statement
          Evergreen Mid Cap Value Fund and Evergreen             Filed on March 10, 2003
          Small Cap Value Fund II)

(h)(4)    Tax Administration Agreement                           Contained herein


(i)(1)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 2
                                                                 Filed on December 12, 1997

(i)(2)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Post-Effective Amendment No. 19
                                                                 Registrant's Registration Statement
                                                                 Filed on October 14, 1999

(j)(1)    Consent of KPMG LLP                                    Incorporated by reference to Post-Effective
          Sector Funds                                           Amendment No. 36 Registrant's Registration Statement
                                                                 Filed on February 28, 2002

(j)(2)    Consent of KPMG LLP                                    Incorporated by reference to
          Balanced Funds (Evergreen Asset Allocation             Post-Effective Amendment No. 61 to
          Fund, Evergreen Balanced Fund and Evergreen            Registrant's Registration Statement
          Foundation Fund)                                       Filed on July 29, 2003


(j)(3)    Consent of KPMG LLP                                    Incorporated by reference to
          Domestic Equity Funds II                               Post-Effective Amendment No. 51 to
                                                                 Registrant's Registration Statement
                                                                 Filed on November 25, 2002

(j)(4)    Consent of KPMG LLP                                    Incorporated by reference to Post-Effective
          Domestic Equity Funds I                                Amendment No. 54 Registrant's Registration
                                                                 Statement Filed on January 28, 2003

(j)(5)    Consent of KPMG LLP                                    Incorporated by reference to Post-Effective
          Tax Strategic Funds                                    Amendment No. 55 Registrant's Registration
                                                                 Statement Filed on February 26, 2003

(j)(6)    Consent of Deloitte and Touche LLP                     Incorporated by reference to Post-Effective
          (Evergreen Merger and Acquisition Fund,                Amendment No. 59 Registrant's Registration
           Evergreen Mid Cap Value Fund, and                     Statement Filed on April 25, 2003
           Evergreen Small Cap Value Fund II)

(j)(7)    Consent of PricewaterhouseCoopers LLP                  Incorporated by reference to Post-Effective
          (Large Cap Value Fund)                                 Amendment No. 60 Registrant's Registration
                                                                 Statement Filed on June 27, 2003

(j)(8)    Consent of KPMG LLP                                    Incorporated by reference to Post-Effective
          (Large Cap Value Fund)                                 Amendment No. 60 Registrant's Registration
                                                                 Statement Filed on June 27, 2003

(k)       Not applicable

(l)       Not applicable

(m)(1)    Distribution Plan for Class A                          Incorporated by reference to
                                                                 Post-Effective Amendment No. 61 to
                                                                 Registrant's Registration Statement
                                                                 Filed on July 29, 2003

(m)(2)    Distribution Plan for Class B                          Incorporated by reference to
                                                                 Post-Effective Amendment No. 61 to
                                                                 Registrant's Registration Statement
                                                                 Filed on July 29, 2003

(m)(3)    Distribution Plan for Class C                          Incorporated by reference to
                                                                 Post-Effective Amendment No. 61 to
                                                                 Registrant's Registration Statement
                                                                 Filed on July 29, 2003

(m)(4)    Form of Distribution Plan for Class R                  Contained herein

(n)       Not applicable

(o)       Form of Multiple Class Plan                            Contained herein

(p)(1)    Code of Ethics                                         Incorporated by reference to
                                                                 Post-Effective Amendment No. 33 to
                                                                 Registrant's Registration Statement
                                                                 Filed on November 28, 2001

(p)(2)    Code of Ethics - MFS Institutional Advisors, Inc.      Incorporated by reference to
          (Sub-advisor to Evergreen Masters Fund)                Post-Effective Amendment No. 30 to
                                                                 Registrant's Registration Statement
                                                                 Filed on January 26, 2001

(p)(3)    Code of Ethics - OppenheimerFunds, Inc.                Incorporated by reference to
          (Sub-advisor to Evergreen Masters Fund)                Post-Effective Amendment No. 30 to
                                                                 Registrant's Registration Statement
                                                                 Filed on January 26, 2001

(p)(4)    Code of Ethics - Marsico Capital Management, LLC       Incorporated by reference to
          (Sub-advisor to Evergreen Masters Fund)                Post-Effective Amendment No. 46 to
                                                                 Registrant's Registration Statement
                                                                 Filed on September 11, 2002


(p)(5)    Code of Ethics - Grantham, Mayo, Van Otterloo & Co.    Incorporated by reference to
          (Sub-advisor to Evergreen Asset Allocation Fund        Post-Effective Amendment No. 46 to
          and Evergreen Large Cap Value Fund)                    Registrant's Registration Statement
                                                                 Filed on September 11, 2002

(p)(6)    Code of Ethics - Undiscovered Managers                 Incorporated by reference to
          (Sub-advisor to Evergreen Merger and Acquisition       Post-Effective Amendment No. 58 to
          Fund, Evergreen Mid Cap Value Fund and                 Registrant's Registration Statement
          and Evergreen Small Cap Value Fund II)                 Filed on March 10, 2003


Item 24.       Persons Controlled by or Under Common Control with Registrant.

       None

Item 25.       Indemnification.


     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and ommissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors and Sub-Advisors are contained in their respective Investment Advisory and Management Agreements, Sub-Advisory Agreements, and Portfolio Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer and
Recordkeeping   Agreement  between  Evergreen  Service  Company,   LLC  and  the
Registrant.

     Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co., and the Registrant.

Item 26.       Business or Other Connections of Investment Adviser.

        The Directors and principal  executive  officers of Wachovia Bank, N.A.
are:

G. Kennedy Thompson                Chairman, Chief Executive Officer,
                                   President and Director, Wachovia Corporation and Wachovia Bank, N.A.

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, Wachovia Corporation;
                                   Secretary and Executive Vice President,
                                   Wachovia Bank, N.A.

Robert P. Kelly                    Senior Executive Vice President and
                                   Chief Financial Officer, Wachovia Corporation and Wachovia Bank, N.A.

     All of the above persons are located at the following address: Wachovia Bank, N.A., One Wachovia Center, 301 S. College St., Charlotte, NC 28288-0630.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC.

Item 27.       Principal Underwriters.

         Evergreen Distributor, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The   Directors   and   principal   executive   officers  of  Evergreen
Distributor, Inc. are:

Lynn C. Mangum                  Director, Chairman and Chief Executive
                                Officer

Dennis Sheehan                  Director, Chief Financial Officer

William J. Tomko                President

Kevin J. Dell                   Vice President, General Counsel and Secretary

     Messrs. Tomko, Mangum, Sheehan and Dell are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02116-5034

     Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288-0630

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable

Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 8th day of August 2003.

                                         EVERGREEN EQUITY TRUST


                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 8th day of August 2003.

/s/ Dennis  H. Ferro              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
Dennis  H. Ferro*                  Michael H. Koonce*                Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Investment Officer)                                           (Principal Financial and Accounting
                                                                      Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell          /s/ Russell A. Salton, III MD      /s/ Richard K. Wagoner
-----------------------------    -------------------------------    ---------------------------------
Gerald M. McDonnell*             Russell A. Salton, III MD*         Richard K. Wagoner*
Trustee                          Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson          /s/ Leroy Keith, Jr.
------------------------------   ------------------------------    ---------------------------------
Michael S. Scofield*              David M. Richardson*             Leroy Keith, Jr.*
Chairman of the Board             Trustee                          Trustee
and Trustee


/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee

*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                             INDEX TO EXHIBITS

EXHIBIT NO.     EXHIBIT
----------      ------------------------------------------------
(e)(2)          Form of Class R Principal Underwriting Agreement
                between the Registrant and Evergreen Investment
                Services, Inc.

(e)(8)          Form of Class R Marketing Service Agreement

(h)(4)          Tax Administration Agreement

(m)(4)          Form of Distribution Plan for Class R

(o)             Form of Multiple Class Plan

                                 EXHIBIT (E)(2)
                FORM OF CLASS R PRINCIPAL UNDERWRITING AGREEMENT

                                     FORM OF
                              AMENDED AND RESTATED
                         CLASS R DISTRIBUTION AGREEMENT

         AGREEMENT, made as of the 7th day of October, 2003 by and between Evergreen Equity Trust (the "Trust"), separately on behalf of each of the Funds as defined below, and Evergreen Distributor, Inc. ("Distributor").

         WHEREAS, the Trust has adopted a Plan of Distribution with respect to Class R shares of its separate investment series (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") which Plan authorizes the Trust on behalf of the Funds to enter into agreements regarding the distribution of Class R shares (the "Shares") of the separate investment series of the Trust (the "Funds") set forth on Exhibit A, as such Exhibit may be amended from time to time; and

         WHEREAS, the Trust has agreed that the Distributor, a Delaware corporation, shall act as the distributor of the Shares; and

         WHEREAS, the Distributor agrees to act as distributor of the Shares for the period of this Distribution Agreement (the "Agreement");

         NOW, THEREFORE, in consideration of the agreements hereinafter contained, it is agreed as follows:

1. SERVICES AS DISTRIBUTOR

1.1 The Distributor, as agent for the Trust, agrees to use appropriate efforts to promote each Fund and to solicit orders for the purchase of Shares and will undertake such advertising and promotion as it believes reasonable in connection with such solicitation. The services to be performed hereunder by the Distributor are described in more detail in Section 7 hereof. The Distributor may obtain marketing support, including financing for commissions advanced to dealers, brokers or other persons responsible for orders for the Shares, pursuant to the terms of that certain Marketing Services Agreement dated as of October 7, 2003 among the Trust, the Distributor and Evergreen Investment Services, Inc. ("EIS"), as marketing services agent (as amended and supplemented from time to time, the "Marketing Services Agreement"), and pursuant thereto may pay or cause to be paid to EIS all or any portion of the Distribution Fee, Service Fee and Distributor's Spread (each as defined below) to which the Distributor might otherwise be entitled.

1.2 In the event that the Trust establishes additional investment series with respect to which it desires to retain the Distributor to act as distributor for Class R shares hereunder, it shall promptly notify the Distributor in writing. If the Distributor is willing to render such services it shall notify the Trust in writing whereupon such series shall become a Fund and its Class R shares shall become Shares hereunder. The Trust, on behalf of a Fund or Funds may terminate or amend this Agreement (subject to the provisions of Section 7 hereof) as to such Fund or Funds.

1.3 All activities by the Distributor and its agents and employees as the distributor of Shares shall comply with all applicable laws, rules and regulations, including, without limitation, all rules and regulations made or adopted pursuant to the 1940 Act by the Securities and Exchange Commission (the "Commission") or any securities association registered under the Securities Exchange Act of 1934, as amended (the "1934 Act").

1.4 In selling the Shares, the Distributor shall use its best efforts in all respects duly to conform with the requirements of all Federal and state laws relating to the sale of such securities. Neither the Distributor, any selected dealer or any other person is authorized by the Trust to give any information or to make any representations, other than those contained in the Trust's registration statement (the "Registration Statement") or related Fund prospectus and statement of additional information ("Prospectus and Statement of Additional Information") and any sales literature specifically approved by the Trust.

1.5 The Distributor shall adopt and follow procedures, as approved by the officers of the Trust, for the confirmation of sales to investors and selected dealers, the collection of amounts payable by investors and selected dealers on such sales, and the cancellation of unsettled transactions, as may be necessary to comply with the requirements of the National Association of Securities Dealers, Inc. (the "NASD"), as such requirements may from time to time exist.

1.6 The Distributor will transmit any orders received by it for purchase or redemption of Shares to the transfer agent and custodian for the applicable Fund.

1.7 Whenever in their judgment such action is warranted by unusual market, economic or political conditions, or by abnormal circumstances of any kind, the Trust's officers may decline to accept any orders for or make any sales of Shares until such time as those officers deem it advisable to accept such orders and to make such sales.

1.8 The Distributor will act only on its own behalf as principal if it chooses to enter into selling agreements with selected dealers or others. The Distributor shall offer and sell Shares only to such selected dealers as are members, in good standing, of the NASD or are exempt from registration as a broker-dealer under the 1934 Act.

1.9 The Distributor agrees to adopt compliance standards, in a form satisfactory to the Trust, governing the operation of the multiple class distribution system under which Shares are offered.


2. DUTIES OF THE TRUST.

2.1 The Trust agrees at its own expense to execute any and all documents and to furnish, at its own expense, any and all information and otherwise to take all actions that may be reasonably necessary in connection with the qualification of Shares for sale in such states as the Trust and the Distributor may designate.

2.2 The Trust shall furnish from time to time for use in connection with the sale of Shares such information with respect to the Funds and the Shares as the Distributor may reasonably request and the Trust warrants that any such information shall be true and correct. Upon request, the Trust shall also provide or cause to be provided to the Distributor: (a) unaudited semi-annual statements of each Fund's books and accounts, (b) quarterly earnings statements of each Fund, (c) a monthly itemized list of the securities in each Fund, (d) monthly balance sheets as soon as practicable after the end of each month, and
(e) from time to time such additional information regarding each Fund's financial condition as the Distributor may reasonably request.

3. REPRESENTATIONS OF THE TRUST.

3.1 The Trust represents to the Distributor that it is registered under the 1940 Act and that the Shares of each of the Funds have been registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust will file such amendments to its Registration Statement as may be required and will use its best efforts to ensure that such Registration Statement remains accurate.

4.       INDEMNIFICATION.

4.1 The Trust shall indemnify and hold harmless the Distributor, its officers and directors, and each person, if any, who controls the Distributor within the meaning of Section 15 of the Securities Act (the "Distributor Indemnitees") against any loss, liability, claim, damage or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith), which any Distributor Indemnitee may incur under the Securities Act or under common law or otherwise, arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in the Registration Statement, as from time to time amended or supplemented, any prospectus or annual or interim report to shareholders of the Trust, or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated therein or necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in connection therewith by or on behalf of the Distributor, provided, however, that in no case (i) is the indemnity of the Trust in favor of the Distributor Indemnitees to be deemed to protect the Distributor Indemnitees against any liability to the Trust, any Fund or any security holders thereof to which the Distributor Indemnitees would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of the reckless disregard of their obligations and duties under this Agreement; or (ii) is the Trust to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against any Distributor Indemnitee unless the Distributor Indemnitee shall have notified the Trust in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Distributor Indemnitee (or after the Distributor Indemnitee shall have received notice of such service on any designated agent), but failure to notify the Trust of any such claim shall not relieve it from any liability which it may have to the person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph. The Trust will be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if the Trust elects to assume the defense, such defense shall be conducted by counsel chosen by it and satisfactory to the Distributor Indemnitee(s) defendant or defendants in the suit. In the event the Trust elects to assume the defense of any such suit and retain such counsel, the Distributor Indemnitee(s), defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them, but, in case the Trust does not elect to assume the defense of any such suit, it will reimburse the Distributor Indemnitee(s) defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Trust shall promptly notify the Distributor of the commencement of any litigation or proceeding against it or any of its officers or directors in connection with the issuance or sale of any of the Shares.

4.2 The Distributor shall indemnify and hold harmless the Trust and each Fund and each of their directors and officers and each person, if any, who controls the Trust or any Fund within the meaning of Section 15 of the Securities Act (the "Trust Indemnitees") against any loss, liability, claim, damage or expense described in the foregoing indemnity contained in paragraph 4.1, but only with respect to statements or omissions made in reliance upon, and in conformity with, information furnished to the Trust or Fund in writing by or on behalf of the Distributor for use in connection with the Registration Statement, as from time to time amended or supplemented, any prospectus or the annual or interim reports to shareholders. In case any action shall be brought against any Trust Indemnitees, in respect of which indemnity may be sought against the Distributor, the Distributor shall have the rights and duties given to the Trust, and each Trust Indemnitee shall have the rights and duties given to the Distributor, by the provisions of paragraph 4.1.

5. OFFERING OF SHARES.

5.1 None of the Shares shall be offered by either the Distributor or the Trust under any of the provisions of this Agreement, and no orders for the purchase or sale of Shares hereunder shall be accepted by the Trust, if and so long as the effectiveness of the Registration Statement then in effect or any necessary amendments thereto shall be suspended under any of the provisions of the Securities Act or if and so long as a current prospectus and statement of additional information as required by Section 10(b)(2) of the Securities Act, as amended, are not on file with the Commission; provided, however, that nothing contained in this paragraph 5.1 shall in any way restrict or have any application to or bearing upon the Trust's obligation to repurchase Shares from any shareholder in accordance with the provisions of the prospectus of each Fund or the Trust's prospectus or Declaration of Trust.

6. AMENDMENTS TO REGISTRATION STATEMENT AND OTHER MATERIAL EVENTS.

6.1 The Trust agrees to advise the Distributor as soon as reasonably practical by a notice in writing delivered to the Distributor: (a) of any request or action taken by the Commission which is material to the Distributor's obligations hereunder or (b) any material fact of which the Trust becomes aware which affects the Distributor's obligations hereunder. For purposes of this section, informal requests by or acts of the Staff of the Commission shall not be deemed actions of or requests by the Commission.

7. COMPENSATION OF DISTRIBUTOR

         7.1 (a) On all sales of Shares the Fund shall receive the current net asset value. The Trust in respect of each Fund shall pay to the Distributor or to its order a fee (the "Distribution Fee") in respect of the Shares of each such Fund at the rate of 0.50% per annum of the average daily net asset value of the Shares of such Fund, subject to the limitation on the maximum amount of such fees under Business Conduct Rule 2830 (d) (2) of the National Association of Securities Dealers, Inc. ("NASD") Business Conduct Rules (the "Business Conduct Rules") as applicable to such Distribution Fee on the date hereof, as compensation for services provided in connection with the offer and sale of Shares . [The Fund shall also make payments to the Distributor or to its order consisting of shareholder service fees ("Service Fees") at the rate of 0.25% per annum of the average daily net asset value of the Shares. The Distributor may allow all or a part of said Distribution Fee received by it (and not paid to others as hereinafter provided) to such brokers, dealers or other persons as Distributor may determine. The Distributor may also pay Service Fees received by it (and not paid to others as hereinafter provided) to brokers, dealers or other persons providing services to shareholders.]

                  (b) As promptly as possible after the first Business Day (as defined in the Prospectus) following the twentieth day of each month, the Trust shall pay to the Distributor or to its order the Distributor's Allocable Portion of the Distribution Feeand any Service Fees that may be due in respect of each Fund.

                  (c) The Trust agrees to cause its transfer agent to maintain the records and arrange for the payments on behalf of the Trust in respect of each Fund at the times and in the amounts and to the accounts required by Schedule I hereto, as the same may be amended from time to time. It is acknowledged and agreed that by virtue of the operation of Schedule I hereto the Distribution Fee paid by the Trust to the Distributor in respect of Shares of each Fund, may, to the extent provided in Schedule I hereto, take into account the Distribution Fee payable by such Fund in respect of other existing and future classes and/or sub-classes of shares of such Fund which would be treated as "Shares" under Schedule I hereto. The Trust will limit amounts paid to any subsequent principal underwriters of Shares of a Fund to the portion of the Asset Based Sales Charge paid in respect of Shares attributable to such Shares the Date of Original Purchase of which occurred after the termination of this Distribution Agreement.



                  (d) The Distributor shall be considered to have completely earned the right to the payment of the Distribution Fee in respect of Shares of a Fund as provided for hereby upon the completion of the sale of each Commission Share of such Fund (as defined in Schedule I hereto).

                  (e) Except as provided in Section 7(F) below in respect of the Distribution Fee only, the Trust's obligation to pay to the Distributor or to its order the Distribution Fee in respect of a Fund shall be absolute and unconditional and shall not be subject to dispute, offset, counterclaim or any defense whatsoever (it being understood that nothing in this sentence shall be deemed a waiver by the Trust of its right separately to pursue any claims it may have against the Distributor with respect to a Fund and enforce such claims against any assets (other than the Distributor's right to the Distribution Fee (the "Collection Rights" )) of the Distributor.

                  (f) Notwithstanding anything in this Agreement to the contrary, the Trust in respect of each Fund shall pay to the Distributor or to its order the Distribution Fee provided for hereby notwithstanding its termination as Distributor for the Shares of such Fund or any termination of this Agreement and such payment of such Distribution Fee, and that obligation and the method of computing such payment, shall not be changed or terminated except to the extent required by any change in applicable law, including, without limitation, the 1940 Act, the Rules promulgated thereunder by the Securities and Exchange Commission and the Business Conduct Rules, in each case enacted or promulgated after January 1, 1998, or in connection with a Complete Termination (as hereinafter defined). For the purposes of this Section 7, "Complete Termination" means in respect of a Fund a termination of such Fund's Rule 12b-1 plan for Class R Shares involving the cessation of payments of the Distribution Fee, and the cessation of payments of the Distribution Fee pursuant to every other Rule 12b-1 plan of such Fund for every existing or future R-Class-of-Shares (as hereinafter defined) and the Fund's discontinuance of the offering of every existing or future R-Class-of-Shares, which conditions shall be deemed satisfied when they are first complied with hereafter and so long thereafter as they are complied with prior to the date upon which the Distributor shall have received all Distribution Fees , to which it is entitled pursuant to this Section 7. For purposes of this Section 7, the term R-Class-of-Shares means the Shares of each Fund and each other class of shares of such Fund hereafter issued which would be treated as Shares under Schedule I hereto or which has substantially similar economic characteristics to the R Class of Shares taking into account the total sales charge or other similar charges borne directly or indirectly by the holders of the shares of such class. The parties agree that the existing C Class of shares of any Fund does not have substantially similar economic characteristics to the R-Class-of-Shares taking into account the total sales charge or other similar charges borne directly or indirectly by the holders of such shares. For purposes of clarity the parties to the Agreement hereby state that they intend that a new installment load class of shares which is authorized by Rule 6c-10 under the 1940 Act will be considered to be a R-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing Class R Shares taking into account the total sales charge or other similar charges borne directly or indirectly by the holder of such shares and will not be considered to be a R-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing Class C shares of the Fund taking into account the total sales charge or other similar charges borne directly or indirectly by the holders of such shares.

                  (g) The Distributor may assign, sell or otherwise transfer any part of the Distribution Fee and obligations of the Trust with respect to a Fund related thereto (but not the Distributor's obligations to the Trust with respect to such Fund provided for in this Agreement, except that the Distributor may obtain marketing support from EIS pursuant to the Marketing Services Agreement and may delegate or sub-contract certain functions to other broker-dealers so long as the Distributor remains employed by the Trust with respect to such Fund) to any person (an "Assignee") and any such assignment shall be effective upon written notice to the Trust by the Distributor. In connection therewith the Trust shall pay all or any amounts in respect of the Distribution Fee directly to the Assignee thereof as directed in a writing by the Distributor with the consent of the Trust.

                  (h) Under this Agreement, the Distributor shall: (i) make payments to securities dealers and others engaged in the sale of Shares; (ii) make payments of principal and interest in connection with the financing of commission payments made by the Distributor in connection with the sale of Shares; (iii) incur the expense of obtaining such support services, telephone facilities and shareholder services as may reasonably be required in connection with its duties hereunder; (iv) formulate and implement marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (v) prepare, print and distribute sales literature; (vi) prepare, print and distribute Prospectuses of the Funds and reports for recipients other than existing shareholders of the Funds; and (vii) provide to the Trust such information, analyses and opinions with respect to marketing and promotional activities as the Trust may, from time to time, reasonably request.

                  (i) The Distributor shall prepare and deliver reports to the Treasurer of the Trust on a regular, at least monthly, basis, showing the distribution expenditures incurred by the Distributor in connection with its services rendered pursuant to this Agreement and the Plan and the purposes therefor, as well as any supplemental reports as the Trustees, from time to time, may reasonably request.

                  (j) The Distributor may retain the difference between the current offering price of Shares, as set forth in the current Prospectus for each Fund, and net asset value ("Distributor's Spread"), less any reallowance that is payable in accordance with the sales charge schedule in effect at any given time with respect to the Shares.


         8. CONFIDENTIALITY, NON-EXCLUSIVE AGENCY.

         8.1. The Distributor agrees on behalf of itself and its employees to treat confidentially and as proprietary information of the Trust all records and other information relative to the Funds and its prior, present or potential shareholders, and, other than in connection with payments to Assignees, not to use such records and information for any purpose other than performance of its responsibilities and to obtain approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Distributor may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

         8.2. Nothing contained in this Agreement shall prevent the Distributor, or any affiliated person of the Distributor, from performing services similar to those to be performed hereunder for any other person, firm, or corporation or for its or their own accounts or for the accounts of others.

9.       TERM.

9.1 This Agreement shall continue until December 31, 2004 and thereafter for successive annual periods, provided such continuance is specifically approved at least annually by (i) a vote of the majority of the Trustees of the Trust and
(ii) a vote of the majority of those Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan, in this Agreement or any agreement related to the Plan (the "Independent Trustees") by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable at any time, with respect to the Trust, without penalty, (a) on not less than 60 days' written notice by vote of a majority of the Independent Trustees, or by vote of the holders of a majority of the outstanding voting securities of the affected Fund, or (b) upon not less than 60 days' written notice by the Distributor. This Agreement may remain in effect with respect to a Fund even if it has been terminated in accordance with this paragraph with respect to one or more other Funds of the Trust. This Agreement will also terminate automatically in the event of its assignment, which shall not include any assignment by the Distributor in accordance with Section 7 hereof. (As used in this Agreement, the terms "majority of the outstanding voting securities", "interested persons", and "assignment" shall have the same meaning as such terms have in the 1940 Act.)

10.      MISCELLANEOUS.

10.1     This Agreement shall be governed by the laws of the State of Delaware.

10.2 The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their constructions or effect.

10.3 The obligations of the Trust hereunder are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Trust and only the Trust's property shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below.

EVERGREEN DISTRIBUTOR, INC.                 EVERGREEN EQUITY TRUST

By: ____________________________            By: ___________________________
Title:                                                        Title:

                                                   As of October 7, 2003

                                    EXHIBIT A


         EVERGREEN EQUITY TRUST

                  Balanced Funds
                    Evergreen Asset Allocation Fund

                  Domestic Equity Funds I
                    Evergreen Growth Fund
                    Evergreen Omega Fund
                    Evergreen Stock Selector Fund

                  Domestic Equity Funds II
                    Evergreen Equity Income Fund
                    Evergreen Large Cap Value Fund
                    Evergreen Special Values Fund

                                 EXHIBIT (E)(8)
                  FORM OF CLASS R MARKETING SERVICE AGREEMENT

                  FORM OF CLASS R MARKETING SERVICES AGREEMENT

         AGREEMENT, made as of the 7th day of October, 2003 by and among EVERGREEN EQUITY TRUST (the Trust), separately on behalf of each of the Funds as defined below, Evergreen Distributor, Inc. (the "Distributor") and Evergreen Investment Services, Inc. (the "Marketing Services Agent").

         WHEREAS, the Trust is comprised of the separate investment series set forth on Exhibit A (the Funds"), each of which issues multiple classes of shares (the "Shares"); and

         WHEREAS, the Trust has adopted a Plan of Distribution with respect to the Class R Shares of the Funds (a "Class R Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), which Class R Plan authorizes payments to finance activity which is intended to result in the sale of Class R Shares of the Funds; and

         WHEREAS, the Trust has appointed the Distributor as the distributor of the Class R Shares, pursuant to an agreement (the "Class R Distribution Agreement") which authorizes the Distributor to use appropriate efforts to promote the Funds; and

         WHEREAS, the Distributor and the Trust desire to engage the Marketing Services Agent, and the Marketing Services Agent is willing, to assist the Trust and the Distributor in their efforts to promote the Funds during the period of this Marketing Services Agreement (the "Agreement");

         NOW, THEREFORE, in consideration of the agreements hereinafter contained, it is agreed as follows:

         1. SERVICES AS MARKETING SERVICES AGENT

         1.1. The Marketing Services Agent, as agent for the Trust and the Distributor, agrees to use appropriate efforts to promote each Fund and will undertake such advertising and promotion as it believes reasonable in connection with such activities. Without limiting the generality of the foregoing, the Marketing Services Agent shall: (i) make payments on behalf of the Distributor to securities dealers and others engaged in the sale of Class R Shares in accordance with the instructions of the Distributor as to the amount and timing of such payments; (ii) incur the expense of obtaining such support services, telephone facilities and shareholder services as may reasonably be required in connection with its duties hereunder; (iii) formulate and implement marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (iv) prepare, print and make available to the Distributor for distribution sales literature; (v) prepare, print and make available to the Distributor for distribution Prospectuses of the Funds and reports for recipients other than existing shareholders of the Funds; and (vi) provide to the Trust such information, analyses and opinions with respect to marketing and promotional activities as the Trust may, from time to time, reasonably request. The Marketing Services Agent also shall prepare and deliver reports to the Treasurer of the Trust on a regular, at least monthly, basis, showing the marketing expenditures incurred by the Marketing Services Agent in connection with its services rendered pursuant to this Agreement and the Plan and the purposes therefor, as well as any supplemental reports as the Trustees, from time to time, may reasonably request.

         1.2. In the event that the Trust establishes additional investment series with respect to which it desires to retain the Marketing Services Agent to act as Marketing Services Agent hereunder, it shall promptly notify the Marketing Services Agent in writing. If the Marketing Services Agent is willing to render such services it shall notify the Trust in writing whereupon such series shall become a Fund and its shares shall become Shares hereunder.

         1.3. All activities by the Marketing Services Agent and its agents and employees as the Marketing Services Agent of Shares shall comply with all applicable laws, rules and regulations, including, without limitation, all rules and regulations made or adopted pursuant to the 1940 Act by the Securities and Exchange Commission (the "Commission") or any securities association registered under the Securities Exchange Act of 1934, as amended.

         1.4. In providing marketing services for the Shares, the Marketing Services Agent shall use its best efforts in all respects duly to conform with the requirements of all Federal and state laws relating to the sale of such securities. Neither the Marketing Services Agent nor any other person is authorized by the Trust to give any information or to make any representations, other than those contained in the Trust's registration statement (the "Registration Statement") or related Fund Prospectus and statement of additional information ("Prospectus and Statement of Additional Information") and any sales literature specifically approved by the Trust.

         1.5. The Marketing Services Agent agrees to adopt compliance standards, in a form satisfactory to the Trust, governing the marketing services provided hereunder.

         2. DUTIES OF THE TRUST.

         2.1. The Trust agrees at its own expense to execute any and all documents and to furnish, at its own expense, any and all information and otherwise to take all actions that may be reasonably necessary in connection with the marketing services provided hereunder.

         2.2. The Trust shall furnish from time to time, for use in connection with the marketing of Shares, such information with respect to the Funds and the Shares as the Marketing Services Agent may reasonably request, and the Trust warrants that any such information shall be true and correct. Upon request, the Trust shall also provide or cause to be provided to the Marketing Services
Agent: (a) unaudited semi-annual statements of each Fund's books and accounts,
(b) quarterly earnings statements of each Fund, (c) a monthly itemized list of the securities in each Fund, (d) monthly balance sheets as soon as practicable after the end of each month, and (e) from time to time such additional information regarding each Fund's financial condition as the Marketing Services Agent may reasonably request.

         3. REPRESENTATIONS OF THE TRUST.

         3.1. The Trust represents to the Marketing Services Agent that it is registered under the 1940 Act and that the Shares of each of the Funds have been registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust will file such amendments to its Registration Statement as may be required and will use its best efforts to ensure that such Registration Statement remains accurate.

         4. INDEMNIFICATION.

         4.1. (a) The Trust shall indemnify and hold harmless the Marketing Services Agent, its officers and directors, and each person, if any, who controls the Marketing Services Agent within the meaning of Section 15 of the Securities Act (the "Marketing Services Agent Indemnitees") against any loss, liability, claim, damage or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith), which any Marketing Services Agent Indemnitee may incur under the Securities Act or under common law or otherwise, arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in the Registration Statement, as from time to time amended or supplemented, any prospectus or annual or interim report to shareholders of the Trust, or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated therein or necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in connection therewith by or on behalf of the Marketing Services Agent, provided, however, that in no case (i) is the indemnity of the Trust in favor of the Marketing Services Agent Indemnitees to be deemed to protect the Marketing Services Agent Indemnitees against any liability to the Trust, any Fund or any security holders thereof to which the Marketing Services Agent Indemnitees would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of the reckless disregard of their obligations and duties under this Agreement; or (ii) is the Trust to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against any Marketing Services Agent Indemnitee, unless the Marketing Services Agent Indemnitee shall have notified the Trust in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Marketing Services Agent Indemnitee (or after the Marketing Services Agent Indemnitee shall have received notice of such service on any designated agent), but failure to notify the Trust of any such claim shall not relieve it from any liability which it may have to the person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph.

                  (b) The Trust will be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if the Trust elects to assume the defense, such defense shall be conducted by counsel chosen by it and satisfactory to the Marketing Services Agent Indemnitees defendant or defendants in the suit. In the event the Trust elects to assume the defense of any such suit and retain such counsel, the Marketing Services Agent Indemnitees defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them, but, in case the Trust does not elect to assume the defense of any such suit, it will reimburse the Marketing Services Agent Indemnitees defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Trust shall promptly notify the Marketing Services Agent of the commencement of any litigation or proceeding against it or any of its officers or directors in connection with the issuance, marketing or sale of any of the Shares.

         4.2. The Marketing Services Agent shall indemnify and hold harmless the Trust and each of its directors and officers and each person, if any, who controls the Trust within the meaning of Section 15 of the Securities Act (the "Trust Indemnitees") against any loss, liability, claim, damage or expense described in the foregoing indemnity contained in paragraph 4.1(a), but only with respect to statements or omissions made in reliance upon, and in conformity with, information furnished to the Trust in writing by or on behalf of the Marketing Services Agent for use in connection with the Registration Statement, as from time to time amended or supplemented, any prospectus or annual or interim reports to shareholders. In case any action shall be brought against any Trust Indemnitees, in respect of which indemnity may be sought against the Marketing Services Agent, the Marketing Services Agent shall have rights and duties given to the Trust, and each Trust Indemnitee shall have the rights and duties given to the Marketing Services Agent by the provisions of paragraph 4.1(b).

         5. MARKETING OF SHARES.

         5.1. No marketing services in respect of the Shares shall be provided by the Marketing Services Agent under any of the provisions of this Agreement if and so long as the effectiveness of the Registration Statement then in effect or any necessary amendments thereto shall be suspended under any of the provisions of the Securities Act or if and so long as a current Prospectus and Statement of Additional Information as required by Section 10(b) (2) of the Securities Act, as amended, are not on file with the Commission.

         6. AMENDMENTS TO REGISTRATION STATEMENT AND OTHER MATERIAL EVENTS.

         6.1. The Trust agrees to advise the Marketing Services Agent as soon as reasonably practical by a notice in writing delivered to the Marketing Services
Agent: (a) of any request or action taken by the Commission which is material to the Marketing Services Agent's obligations hereunder or (b) any material fact of which the Trust becomes aware which affects the Marketing Services Agent's obligations hereunder. For purposes of this section, informal requests by or acts of the Staff of the Commission shall not be deemed actions of or requests by the Commission.

SECTION 7.  COMPENSATION OF MARKETING SERVICES AGENT

         7.1. (a) Pursuant to the Class R Plan of each Fund, the Trust shall pay in respect of each Fund a fee (the "Distribution Fee") in respect of the Class R Shares of each such Fund at the rate of 0.25% per annum of the average daily net asset value of the Shares of such Fund, subject to the limitation on the maximum amount of such fees under the Business Conduct Rules as applicable to such Distribution Fee on the date hereof. The Distribution Fee shall be paid in accordance with, and compensate the Distributor for services provided pursuant to, the Class R Distribution Agreement. In consideration for the marketing services provided by the Marketing Services Agent hereunder, including without limitation the financing of commissions paid by the Distributor in respect of Class R Shares sold pursuant to the Class R Distribution Agreement, the Distributor shall assign and pay or cause to be paid to the Marketing Services Agent all Distribution Fees to which the Distributor is entitled under the Class R Distribution Agreement. The Marketing Services Agent shall be considered a third party beneficiary of the Class R Distribution Agreement and shall continue to be entitled to compensation hereunder notwithstanding termination of the Distributor as distributor for the Class R Shares.

                  (b) The Marketing Services Agent may allow all or a part of said Distribution Fees received by it (and not paid to others as hereinafter provided) to such brokers, dealers or other persons as Marketing Services Agent may determine.

                  (c) The Marketing Services Agent may assign, sell or otherwise transfer any part of the Distribution Fees relating to the Class R Shares of a Fund (but not the Marketing Services Agent's obligations to the Trust with respect to such Fund provided for in this Agreement) to any person (an "Assignee") and any such assignment shall be effective upon written notice to the Trust by the Marketing Services Agent. In connection therewith the Trust shall pay all or any amounts otherwise due to the Marketing Services Agent directly to the Assignee thereof as directed in a writing by the Marketing Services Agent, as the same may be amended from time to time with the consent of the Trust, and the Trust shall be without liability to any person if it pays such amounts when and as so directed, except for underpayments of amounts actually due, without any amount payable as consequential or other damages due to such underpayment and without interest except to the extent that delay in payment of Distribution Fee results in an increase in the maximum amount allowable under the NASD Business Conduct Rules, which increases daily at a rate of prime plus one percent per annum.

         8. CONFIDENTIALITY, NON-EXCLUSIVE AGENCY.

         8.1. The Distributor agrees on behalf of itself and its employees to treat confidentially and as proprietary information of the Trust all records and other information relative to the Funds and its prior, present or potential shareholders, and, other than in connection with payments to Assignees, not to use such records and information for any purpose other than performance of its responsibilities and to obtain approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Distributor may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

         8.2. Nothing contained in this Agreement shall prevent the Distributor, or any affiliated person of the Distributor, from performing services similar to those to be performed hereunder for any other person, firm, or corporation or for its or their own accounts or for the accounts of others.

         9. TERM.

         9.1. This Agreement shall continue until December 31, 2004 and thereafter for successive annual periods, provided such continuance is specifically approved at least annually by (i) a vote of the majority of the Trustees of the Trust and (ii) a vote of the majority of those Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan, in this Agreement or any agreement related to the Plan (the "Independent Trustees") by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable at any time, with respect to the Trust, without penalty,
(a) on not less than 60 days' written notice by vote of a majority of the Independent Trustees, or by vote of the holders of a majority of the outstanding voting securities of the affected Fund, or (b) upon not less than 60 days' written notice by the Distributor. This Agreement may remain in effect with respect to a Fund even if it has been terminated in accordance with this paragraph with respect to one or more other Funds of the Trust. This Agreement will also terminate automatically in the event of its assignment (excluding an assignment pursuant to Section 7 hereof). (As used in this Agreement, the terms "majority of the outstanding voting securities", "interested persons", and "assignment" shall have the same meaning as such terms have in the 1940 Act.)

         10. MISCELLANEOUS.

         10.1. This Agreement shall be governed by the laws of the State of Delaware.

         10.2. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their constructions or effect.


         10.3 The obligations of the Trust hereunder are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Trust and only the Trust's property shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below.


EVERGREEN DISTRIBUTOR, INC.         EVERGREEN EQUITY TRUST


By: ____________________________    By: _____________________________
Title:                                               Title:


EVERGREEN INVESTMENT SERVICES, INC.


By: ____________________________
Title:

                                  EXHIBIT (h)(4)
                          TAX ADMINISTRATION AGREEMENT

                      TAX SERVICES ADMINISTRATION AGREEMENT

AGREEMENT dated as of July 1, 2003 by and between Evergreen Investment Services, Inc. ("Evergreen") and State Street Bank and Trust Company (the "Financial Administrator").

WHEREAS, Evergreen serves as administrator to the investment portfolios listed on Schedule A hereto (the "Funds") pursuant to certain Administrative Services Agreements (the "Administrative Services Agreement");

WHEREAS, each Fund is a Delaware statutory trust or a series of a Delaware statutory trust registered as an open-end or closed-end (as the case may be), management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") (each, a "Trust"); and

WHEREAS, Evergreen is required to provide certain administrative services to each Trust under the Administrative Services Agreement with such Trust; and

WHEREAS, Evergreen desires to retain the Financial Administrator to furnish certain tax services to each Trust, and the Financial Administrator is willing to furnish such services, on the terms and conditions hereinafter set forth.

NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, the parties hereto agree as follows:

I. APPOINTMENT OF FINANCIAL ADMINISTRATOR

Evergreen hereby appoints the Financial Administrator to provide certain tax services to each Trust for the period and on the terms set forth in this Agreement. The Financial Administrator accepts such appointment and agrees to render the services stated herein.

The Funds currently consist of those portfolios identified on Schedule A hereto. In the event that a Trust establishes one or more additional portfolios with respect to which Evergreen wishes to retain the Financial Administrator to act as financial administrator hereunder, Evergreen shall notify the Financial Administrator in writing. Upon such notification, such portfolio shall become a "Fund" hereunder and shall become subject to the provisions of this Agreement to the same extent as the existing Funds, except to the extent that such provisions (including those relating to compensation and expenses payable by Evergreen) may be modified with respect to each such additional portfolio in writing by Evergreen and the Financial Administrator at the time such additional portfolio becomes a Fund.

II. REPRESENTATIONS AND WARRANTIES

     A. By Financial Administrator. The Financial Administrator represents and warrants that:

1. It is a Massachusetts trust company, duly organized and existing under the laws of The Commonwealth of Massachusetts;

2. It has the corporate power and authority to carry on its business in The Commonwealth of Massachusetts;

3. All requisite corporate proceedings have been taken to authorize it to enter into and perform this Agreement;

4. No legal or administrative proceedings have been instituted or threatened which would impair the Financial Administrator's ability to perform its duties and obligations under this Agreement; and

5. Its entrance into this Agreement shall not cause a material breach or be in material conflict with any other agreement or obligation of the Financial Administrator or any law or regulation applicable to it.

     B. By Evergreen. Evergreen represents and warrants that:

1. It is a corporation, duly organized, existing and in good standing under the laws of the State of Delaware;

2. It has the power and authority under applicable laws and by its organizing documents to enter into and perform this Agreement;

3. All requisite proceedings have been taken to authorize it to enter into and perform this Agreement;

4. Each Trust is an investment company properly registered under the 1940 Act;

5. A registration statement under the Securities Act of 1933, as amended (the "1933 Act") and the 1940 Act has been filed and will be effective and remain effective for each Trust during the term of this Agreement. Evergreen also warrants that as of the effective date of this Agreement, all necessary filings under the securities laws of the states in which each Trust offers or sells its shares have been made;

6. No legal or administrative proceedings have been instituted or threatened which would impair Evergreen's ability to perform its duties and obligations under this Agreement;

7. Its entrance into this Agreement will not cause a material breach or be in material conflict with any other agreement or obligation of Evergreen or any law or regulation applicable to it; and

8. As of the close of business on the date of this Agreement, each Trust which is an open-end investment company is authorized to issue shares of beneficial interest.

III.            DUTIES OF THE FINANCIAL ADMINISTRATOR

     A. As the Financial Administrator. The Financial Administrator shall provide the following services, in each case, subject to the control, supervision and direction of Evergreen and the review and comment by each Trust's auditors and legal counsel and in accordance with procedures which may be established from time to time between Evergreen and the Financial
Administrator:

1. Compute tax basis provisions for both excise and income tax purposes;

2. Prepare each Fund's federal, state, and local income tax returns and extension requests for review and for filing by the Fund, including Form 1120-RIC, Form 8613 and Form 1099-MISC;

3.              Coordinate Forms 1042/1042S with each Fund's transfer agent; and

4.              Prepare information for Section 852 mailings.

In connection with the tax services provided to the Funds described herein, Evergreen shall authorize the Financial Administrator to sign the federal, state and local tax returns and extension requests on behalf of the Funds by completing the authorization form attached as Exhibit 1 to this Agreement. The Financial Administrator shall provide the office facilities and the personnel required by it to perform the services contemplated herein.

IV. DUTIES OF THE EVERGREEN

           Delivery of Documents. Evergreen will promptly deliver to the Financial Administrator copies of each of the following documents and all future amendments and supplements, if any:

1.              Each Trust's Declaration of Trust;

2. Each open-end Trust's currently effective registration statement under the 1933 Act and the 1940 Act and the Prospectus(es) and Statement(s) of Additional Information (collectively, the "Prospectus") relating to all Funds and all amendments and supplements thereto as in effect from time to time; and


3. Such other certificates, documents or opinions which the Financial Administrator may, in its reasonable discretion, deem necessary or appropriate in the proper performance of its duties.

The Financial Administrator is authorized and instructed to rely upon any and all information it receives from Evergreen or its third-party agent. The Financial Administrator shall have no responsibility to review, confirm or otherwise assume any duty with respect to the accuracy or completeness of any data supplied to it by or on behalf of Evergreen.

V. COMPLIANCE WITH GOVERNMENTAL RULES AND REGULATIONS


Evergreen assumes full responsibility for each Trust's compliance with all securities, tax, commodities and other laws, rules and regulations applicable to it.

VI. INSTRUCTIONS AND ADVICE

At any time, the Financial Administrator may apply to Evergreen or any officer of a Trust for instructions and may consult with its own legal counsel or outside counsel for a Trust or the independent accountants for a Trust at the expense of Evergreen, provided that the Financial Administrator first obtains consent of Evergreen which shall not be unreasonably withheld, with respect to any matter arising in connection with the services to be performed by the Financial Administrator under the terms of this Agreement. In its capacity as the Financial Administrator under the terms of this Agreement, the Financial Administrator shall not be liable, and shall be indemnified by Evergreen for any action taken or omitted by it in good faith reliance upon any such instructions or advice or upon any paper or document reasonably believed by it to be genuine and to have been signed by the proper person or persons. The Financial Administrator shall not be held to have notice of any change of authority of any person until receipt of written notice thereof from Evergreen. Nothing in this paragraph shall be construed as imposing upon the Financial Administrator any obligation to seek such instructions or advice, or to act in accordance with such advice when received.

VII. NOTICES

All notices shall be in writing and deemed given when delivered in person, by facsimile, by overnight delivery through a commercial courier service, or by registered or certified mail, return receipt requested. Notices shall be addressed to each party at its address set forth below, or such other address as the recipient may have specified by earlier notice to the sender:

If to the Financial Administrator:  P.O. Box 5049
                                    One Federal Street, 9th Floor
                                    Boston, MA 02206-5049
                                    ATTN:  Fund Administration Legal Department
                                    Telephone: (617) 662-1783
                                    Facsimile: (617) 662-3805

If to Evergreen:                    200 Berkeley Street
                                    Boston, MA  02116
                                    ATTN:  Chief Administrative Officer
                                    Telephone:  (617)
                                    Facsimile:  (617)

VIII. CONFIDENTIALITY

The Financial Administrator agrees that, except as otherwise required by law or in connection with any required disclosure to a banking or other regulatory authority, it will keep confidential all records and information in its possession relating to Evergreen or a Trust or its beneficiaries and will not disclose the same to any person except at the request or with the written consent of Evergreen or the applicable Trust.

IX. LIMITATION OF LIABILITY AND INDEMNIFICATION

The Financial Administrator shall be responsible for the performance of only such duties as are set forth in this Agreement and, except as otherwise provided under Section XII, shall have no responsibility for the actions or activities of any other party, including other service providers. The Financial Administrator shall have no liability for any error of judgment or mistake of law or for any loss or damage resulting from the performance or nonperformance of its duties hereunder unless solely caused by or resulting from the gross negligence or willful misconduct of the Financial Administrator, its officers or employees. The Financial Administrator shall not be liable for any special, indirect, incidental, or consequential damages of any kind whatsoever (including, without limitation, attorneys' fees) under any provision of this Agreement or for any such damages arising out of any act or failure to act hereunder. In any event, the Financial Administrator's cumulative liability for each calendar year (a "Liability Period") with respect to Evergreen or a Trust under this Agreement regardless of the form of action or legal theory shall be limited to its total annual compensation earned with respect to Evergreen and fees payable hereunder during the relevant Compensation Period, as defined herein, for any liability or loss suffered by Evergreen or the Trust including, but not limited to, any liability relating to the Trust's compliance with any federal or state tax or securities statute, regulation or ruling during such Liability Period. "Compensation Period" shall mean the calendar year ending immediately prior to each Liability Period in which the event(s) giving rise to the Financial Administrator's liability for that period have occurred. Notwithstanding the foregoing, the Compensation Period for purposes of calculating the annual cumulative liability of the Financial Administrator for the Liability Period commencing on the date of this Agreement and terminating on December 31, 2003 shall be the period commencing on the date of this Agreement through December 31, 2003, and the Compensation Period for the Liability Period commencing January 1, 2004 and terminating on December 31, 2004 shall be the period commencing on the date of this Agreement through December 31, 2003. For purposes of the Liability Period commencing as of the date of this Agreement, the amount representing the fees payable during the applicable Compensation Period shall be annualized.

The Financial Administrator shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its control, including without limitation, work stoppage, power or other mechanical failure, computer virus, natural disaster, governmental action or communication disruption.

Evergreen shall indemnify and hold the Financial Administrator harmless from all loss, cost, damage and expense, including reasonable fees and expenses for counsel, incurred by the Financial Administrator resulting from any claim, demand, action or suit in connection with the Financial Administrator's acceptance of this Agreement, any action or omission by it in the performance of its duties hereunder, or as a result of acting upon any instructions reasonably believed by it to have been duly authorized by Evergreen or a Trust, provided that this indemnification shall not apply to actions or omissions of the Financial Administrator, its officers or employees in cases of its or their own gross negligence or willful misconduct.

The indemnification contained herein shall survive the termination of this Agreement.

X. SERVICES NOT EXCLUSIVE

The services of the Financial Administrator to Evergreen are not to be deemed exclusive and the Financial Administrator shall be free to render similar services to others. The Financial Administrator shall be deemed to be an independent contractor and shall, unless otherwise expressly provided herein or authorized by Evergreen from time to time, have no authority to act or represent Evergreen or a Trust in any way or otherwise be deemed an agent of Evergreen or a Trust.

XI. TERM; TERMINATION; AMENDMENT

     This Agreement shall become effective on the date first written above. The Agreement shall remain in effect for a period of one year from the effective date, and shall automatically continue in effect thereafter unless terminated in writing by either party at the end of such period or thereafter on sixty (60) days' prior written notice given by either party to the other party. Termination of this Agreement with respect to any given Fund shall in no way affect the continued validity of this Agreement with respect to any other Fund. Upon termination of this Agreement, Evergreen shall pay to the Financial Administrator such compensation and any reimbursable expenses as may be due under the terms hereof as of the date of such termination, including reasonable out-of-pocket expenses associated with such termination. This Agreement may be modified or amended from time to time by the mutual agreement of the parties hereto. No amendment to this Agreement shall be effective unless it is in writing and signed by a duly authorized representative of each party. The term "Agreement," as used herein, includes all schedules and attachments hereto and any future written amendments, modifications, or supplements made in accordance herewith.

XII. FEES, EXPENSES AND EXPENSE REIMBURSEMENT

The Financial Administrator shall receive from Evergreen such compensation for its services provided pursuant to this Agreement as may be agreed to from time to time in a written fee schedule approved and signed by the parties and initially set forth in the Fee Schedule to this Agreement (Schedule B). The fees are accrued daily and billed monthly and shall be due and payable upon receipt of the invoice. Upon the termination of this Agreement before the end of any month, the fee for the part of the month before such termination shall be prorated according to the proportion which such part bears to the full monthly period and shall be payable upon the date of termination of this Agreement. In addition, Evergreen shall reimburse the Financial Administrator for its out-of-pocket costs incurred in connection with this Agreement, as may be agreed to from time to time by the parties.

Evergreen agrees to promptly reimburse the Financial Administrator for any equipment and supplies specially ordered at the request of Evergreen or a Trust through the Financial Administrator and for any other expenses not contemplated by this Agreement that the Financial Administrator may incur on Evergreen's behalf at Evergreen's request or with Evergreen's consent.

Each of Evergreen or a Trust will bear all expenses that are incurred in its operation and not specifically assumed by the Financial Administrator.

The Financial Administrator is authorized to and may employ or associate with such person or persons as it may deem desirable to assist it in performing its duties under this Agreement; provided, however, that the compensation of such person or persons shall be paid by the Financial Administrator and the Financial Administrator shall be as fully responsible to Evergreen for the acts and omissions of any such person or persons as it is for its own acts and omissions.

XIII. ASSIGNMENT; SUCCESSOR AGENT

     This Agreement shall not be assigned by either party without the prior written consent of the other party, except that the Financial Administrator may assign this Agreement to a successor to all of or a substantial portion of its business, or to a party controlling, controlled by, or under common control with the Financial Administrator. This Agreement shall be binding on and shall inure to the benefit of each party and to their respective successors and permitted assigns. If a successor agent for Evergreen shall be appointed by Evergreen or a Trust, the Financial Administrator shall upon termination deliver to such successor agent at the office of the Financial Administrator all properties of Evergreen or a Trust held by it hereunder.

XIV. ENTIRE AGREEMENT

This Agreement (including all schedules and attachments hereto) constitutes the entire Agreement between the parties with respect to the subject matter hereof and terminates and supersedes all prior agreements, representations, warranties, commitments, statements, negotiations and undertakings with respect to such services to be performed hereunder whether oral or in writing.

XV. WAIVER

The failure of a party to insist upon strict adherence to any term of this Agreement on any occasion shall not be considered a waiver nor shall it deprive such party of the right thereafter to insist upon strict adherence to that term or any term of this Agreement. Any waiver must be in writing signed by the waiving party.

XVI. HEADINGS NOT CONTROLLING

Headings used in this Agreement are for reference purposes only and shall not be deemed a part of this Agreement.

XVII. SURVIVAL

After expiration or termination of this Agreement, all provisions relating to payment shall survive until completion of required payments. In addition to those provisions which specifically provide for survival beyond expiration or termination, all provisions regarding indemnification, warranty, liability and limits thereon shall survive, unless and until the expiration of any time period specified elsewhere in this Agreement with respect to the provision in question.

XVIII. SEVERABILITY

In the event any provision of this Agreement is held illegal, invalid, void or unenforceable, the balance shall remain in effect, and if any provision is inapplicable to any person or circumstance it shall nevertheless remain applicable to all other persons and circumstances.

XIX. GOVERNING LAW; JURISDICTION

This Agreement shall be construed and the provisions thereof interpreted under and in accordance with the laws of The Commonwealth of Massachusetts.

XX. REPRODUCTION OF DOCUMENTS

This Agreement and all schedules, exhibits, attachments and amendments hereto may be reproduced by any photographic, photostatic, microfilm, micro-card, miniature photographic or other similar process. The parties hereto each agree that any such reproduction shall be admissible in evidence as the original itself in any judicial or administrative proceeding, whether or not the original is in existence and whether or not such reproduction was made by a party in the regular course of business, and that any enlargement, facsimile or further reproduction of such reproduction shall likewise be admissible in evidence.


IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement as of the date first above written.


STATE STREET BANK AND TRUST COMPANY


By:  /s/ Gary French
   -------------------------------------------------------------

Name: Gary French
      ----------------------------------------------------------

Title:  Senior Vice President
       ---------------------------------------------------------



EVERGREEN INVESTMENT SERVICES, INC.


By:    /s/ Carol Kosel
     ---------------------------------------------------------------------------

Name:  Carol Kosel
       -------------------------------------------------------------------------

Title:   Senior Vice President and Director of Fund Administration
        ------------------------------------------------------------------------

                      TAX SERVICES ADMINISTRATION AGREEMENT


                                   SCHEDULE A
                                   TRUST/FUNDS

                       EVERGREEN SELECT FIXED INCOME TRUST

                         Evergreen Adjustable Rate Fund
                            Evergreen Core Bond Fund
                     Evergreen Short Intermediate Bond Fund
                         Evergreen Fixed Income Fund II
                      Evergreen Select High Yield Bond Fund
                   Evergreen Intermediate Municipal Bond Fund
           (formerly Evergreen Intermediate Term Municipal Bond Fund)
                        Evergreen International Bond Fund
                         Evergreen Limited Duration Fund


                          EVERGREEN SELECT EQUITY TRUST

                           Evergreen Core Equity Fund
                           Evergreen Equity Index Fund
                     Evergreen Select Strategic Growth Fund
                          Evergreen Special Equity Fund
                         Evergreen Strategic Value Fund



                       EVERGREEN SELECT MONEY MARKET TRUST

             Evergreen Institutional 100% Treasury Money Market Fund
                    Evergreen Institutional Money Market Fund
               Evergreen Institutional Municipal Money Market Fund
               Evergreen Institutional Treasury Money Market Fund
            Evergreen Institutional U.S. Government Money Market Fund
                Evergreen Prime Cash Management Money Market Fund
                                    SNAP Fund


                            EVERGREEN MUNICIPAL TRUST

                    Evergreen Connecticut Municipal Bond Fund
                    Evergreen New Jersey Municipal Bond Fund
                   Evergreen Pennsylvania Municipal Bond Fund
                    Evergreen California Municipal Bond Fund
            (fomerly Evergreen Offit California Municipal Bond Fund)
                     Evergreen New York Municipal Bond Fund
            (formerly Evergreen Offit New York Municipal Bond Fund)
               Evergreen Florida High Income Municipal Bond Fund
                     Evergreen Florida Municipal Bond Fund
                     Evergreen Georgia Municipal Bond Fund
                     Evergreen Maryland Municipal Bond Fund
                  Evergreen North Carolina Municipal Bond Fund
                  Evergreen South Carolina Municipal Bond Fund
                     Evergreen Virginia Municipal Bond Fund
                    Evergreen High Grade Municipal Bond Fund
                         Evergreen Municipal Bond Fund
                Evergreen Short-Intermediate Municipal Bond Fund
                   Evergreen High Income Municipal Bond Fund


                             EVERGREEN EQUITY TRUST

                        Evergreen Aggressive Growth Fund
                        Evergreen Asset Allocation Fund
                             Evergreen Balanced Fund
                            Evergreen Blue Chip Fund
                          Evergreen Capital Growth Fund
                         Evergreen Emerging Growth Fund
                          Evergreen Equity Income Fund
                            Evergreen Foundation Fund
                                 Evergreen Fund
                        Evergreen Growth and Income Fund
                              Evergreen Growth Fund
                           Evergreen Health Care Fund
                         Evergreen Large Cap Value Fund
                       Evergreen Large Company Growth Fund
                          Evergreen Mid Cap Value Fund
                           Evergreen Market Index Fund
                       Evergreen Market Index Growth Fund
                        Evergreen Market Index Value Fund
                             Evergreen Masters Fund
                              Evergreen Omega Fund
                            Evergreen Premier 20 Fund
                         Evergreen Small Cap Value Fund
                  (formerly Evergreen Small Cap Value Fund II)
                          Evergreen Special Values Fund
                         Evergreen Stock Selector Fund
                     Evergreen Tax Strategic Foundation Fund
                            Evergreen Technology Fund
                  Evergreen Utility and Telecommunications Fund


                          EVERGREEN FIXED INCOME TRUST

                         Evergreen Diversified Bond Fund
                         Evergreen High Yield Bond Fund
                       Evergreen Mortgage Securities Fund
                         Evergreen Strategic Income Fund
                        Evergreen Ultra Short Bond Fund
                         Evergreen U.S. Government Fund


                          EVERGREEN INTERNATIONAL TRUST

                     Evergreen Emerging Markets Growth Fund
                          Evergreen Global Leaders Fund
                       Evergreen Global Opportunities Fund
                       Evergreen International Equity Fund
                 (formerly Evergreen International Growth Fund)
                         Evergreen Precious Metals Fund


                          EVERGREEN MONEY MARKET TRUST

                Evergreen California Municipal Money Market Fund
                  Evergreen Florida Municipal Money Market Fund
                           Evergreen Money Market Fund
                      Evergreen Municipal Money Market Fund
                Evergreen New Jersey Municipal Money Market Fund
                 Evergreen New York Municipal Money Market Fund
               Evergreen Pennsylvania Municipal Money Market Fund
                      Evergreen Treasury Money Market Fund
                   Evergreen U.S. Government Money Market Fund

                        EVERGREEN VARIABLE ANNUITY TRUST

                           Evergreen VA Blue Chip Fund
                        Evergreen VA Capital Growth Fund
                           Evergreen VA Core Bond Fund
                         Evergreen VA Equity Index Fund
                          Evergreen VA Foundation Fund
                                Evergreen VA Fund
                        Evergreen VA Global Leaders Fund
                       Evergreen VA Growth and Income Fund
                            Evergreen VA Growth Fund
                          Evergreen VA High Income Fund
                     Evergreen VA International Equity Fund
                (formerly Evergreen VA International Growth Fund)
                            Evergreen VA Masters Fund
                             Evergreen VA Omega Fund
                        Evergreen VA Special Values Fund
                  (formerly Evergreen Va Small Cap Value Fund)
                        Evergreen VA Special Equity Fund
                       Evergreen VA Strategic Income Fund


                         EVERGREEN INCOME ADVANTAGE FUND

                          EVERGREEN MANAGED INCOME FUND

Dated:  July 1, 2003

                                 EXHIBIT (M)(4)
                      FORM OF DISTRIBUTION PLAN FOR CLASS R

                   FORM OF DISTRIBUTION PLAN OF CLASS R SHARES
                             EVERGREEN EQUITY TRUST

         Section 1. The Evergreen Equity Trust (the "Trust"), individually and/or on behalf of its series (each a "Fund") referred to in Exhibit A to this 12b-1 Distribution Plan (the "Plan") may act as the distributor of certain securities of which it is the issuer, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

         Section 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 0.50% of the average daily net asset value of its Class R shares ("Shares") to finance any activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order: (i) to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, including, without limitation, (a) compensation to public relations consultants or other persons assisting in, or providing services in connection with, the distribution of Shares, (b) advertising, (c) printing and mailing of prospectuses and reports for distribution to persons other than existing shareholders, (d) preparation and distribution of advertising material and sales literature, (e) commission payments, and principal and interest expenses associated with the financing of commission payments, made by the Principal Underwriter in connection with the sale of Shares and (f) conducting public relations efforts such as seminars; (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a maintenance or other fee in respect of services provided to holders of Shares, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or such others for their efforts in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made on behalf of any Fund with respect to Class R Shares in excess of any limit imposed on asset based, front end and deferred sales charges under any rule or regulations adopted by the National Association of Securities Dealers, Inc. (the "NASD Rules"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASD Rules such payments shall be limited to 0.25 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASD Rules, such payments shall be limited to 0.25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

     Section 3. This Plan shall not take effect with respect to any Fund until it has been approved by votes of a majority of (a) the Trustees of the Trust, and (b) those Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements of the Trust related hereto or any other person related to this Plan ("Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on this Plan. In addition, any agreement related to this Plan and entered into by the Trust on behalf of the Fund in connection therewith shall not take effect until it has been approved by votes of a majority of (a) the Board of Trustees of the Trust, and (c) the Disinterested Trustees of the Trust.

         Section 4. Unless sooner terminated pursuant to Section 6, this Plan shall continue in effect until December 31, 2004 and thereafter shall continue in effect for additional periods that shall not exceed one year so long as such continuance is specifically approved by votes of a majority of both (a) the Board of Trustees of the Trust and (b) the Disinterested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on this Plan, provided that payments for services theretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in accordance with Section 2 may be continued by the Fund to the extent provided for in Section 6, below, as applicable.

         Section 5. Any person authorized to direct the disposition of monies paid or payable pursuant to this Plan or any related agreement shall provide to the Trust's Board and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

         Section 6. Payments with respect to services provided by the Principal Underwriter or others pursuant to Section 2, above, shall be authorized hereunder, whether or not this Plan has been otherwise terminated, if such payments are for services theretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in other respects and if such payment is or has been so approved by the Board, including the Disinterested Trustees, or agreed to on behalf of the Fund with such approval, all subject to such specific implementation as the Board, including the Disinterested Trustees, may approve; provided that, at the time any such payment is made, whether or not this Plan has been otherwise terminated, the making of such payment will not cause the limitation upon such payments set forth in Section 2 to be exceeded. Without limiting the generality of the foregoing, the Trust on behalf of any Fund may pay to, or on the order of, any person who has served from time to time as Principal Underwriter amounts for distribution services pursuant to a principal underwriting agreement or otherwise. Any such principal underwriting agreement may, but need not, provide that such Principal Underwriter may be paid for distribution services to Class R Shares and/or other specified classes of shares of any Fund (together the "R-Class-of-Shares"), a fee which may be designated a Distribution Fee and may be paid at a rate per annum up to 0.25% of the average daily net asset value of such R-Class-of-Shares of the Fund and may, but need not, also provide: (i) that a Principal Underwriter will be deemed to have fully earned its "Allocable Portion" of the Distribution Fee upon the sale of the Commission Shares (as defined in the Allocation Schedule) taken into account in determining its Allocable Portion; (ii) that the Fund's obligation to pay such Principal Underwriter its Allocable Portion of the Distribution Fee shall be absolute and unconditional and shall not be subject to dispute, offset, counterclaim or any defense whatsoever (it being understood that such provision is not a waiver of the Fund's right to pursue such Principal Underwriter and enforce such claims against the assets of such Principal Underwriter other than its right to its Allocable Portion of the Distribution Fee; (iii) that the Fund's obligation to pay such Principal Underwriter its Allocable Portion of the Distribution Fee shall not be changed or terminated except to the extent required by any change in applicable law, including without limitation, the 1940 Act, the Rules promulgated thereunder by the Securities and Exchange Commission and the Business Conduct Rules of the National Association of Securities Dealers, Inc., in each case enacted or promulgated after May 5, 1997, or in connection with a "Complete Termination" (as hereinafter defined); and (iv) that any Principal Underwriter may assign its rights to its Allocable Portion of the Distribution Fee (but not such Principal Underwriter's obligations to the Fund under its principal underwriting agreement) to raise funds to make expenditures described in Section 2 above and in connection therewith, and upon receipt of notice of such assignment, the Trust on behalf of any Fund shall pay to the assignee such portion of the Principal Underwriter's Allocable Portion of the Distribution Fee so assigned. For purposes of such principal underwriting agreement, the term Allocable Portion of Distribution Fee as applied to any Principal Underwriter may mean the portion of the Distribution Fee allocable to Distributor Shares in accordance with the "Allocation Schedule" attached to such Principal Underwriter's principal underwriting agreement. For purposes of such principal underwriting agreement, the term "Complete Termination" may mean a termination of this Plan involving the cessation of payments of the Distribution Fee thereunder, the cessation of payments of distribution fees pursuant to every other Rule 12b-1 plan of the Fund for every existing or future R-Class-of-Shares and the cessation of the offering by the Fund of existing or future R-Class-of-Shares, which conditions shall be deemed to be satisfied when they are first complied with and so long thereafter as they are complied with prior to the earlier of (i) the date upon which all of the R Shares which are Distributor Shares pursuant to the Allocation Schedule shall have been redeemed or converted or (ii) a specified date, after either of which times such conditions need no longer be complied with. For purposes of such principal underwriting agreement, the term "R-Class-of-Shares" may mean the R Class of Shares of the Fund and each other class of shares of the Fund hereafter issued which would be treated as "Shares" under such Allocation Schedule or which has economic characteristics substantially similar to those of the R Class of Shares taking into account the total sales charge or other similar charges borne directly or indirectly by the holder of the shares of such classes.

         Section 7. This Plan may be terminated at any time with respect to any Fund by vote of a majority of the Disinterested Trustees, or by vote of a majority of the Shares of such Fund, provided that payments for services theretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in accordance with Section 2 may be continued by the Fund to the extent provided for in Section 6, above, as applicable.

         Section 8. Any agreement of the Trust, with respect to any Fund, related to this Plan shall be in writing and shall provide:

         A. That such agreement may be terminated with respect to any Fund at any time without payment of any penalty, by vote of a majority of the Disinterested Trustees or by a vote of a majority of the outstanding Shares of such Fund on not more than sixty days written notice to any other party to the agreement; and

         B. That such agreement shall terminate automatically in the event of its assignment.

         Section 9. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 with respect to a Fund unless such amendment is approved by a vote of at least a majority (as defined in the 1940 Act) of the outstanding Shares of such Fund, and no material amendment to this Plan shall be made unless approved by votes of a majority of
(a) the Board of Trustees of the Trust, and (c) the Disinterested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such amendment.



Effective Date: September 18, 2003

                                                   As of          , 2003

                                    EXHIBIT A

         EVERGREEN EQUITY TRUST

                  Balanced Funds
                    Evergreen Asset Allocation Fund

                  Domestic Equity Funds I
                    Evergreen Growth Fund
                    Evergreen Omega Fund
                    Evergreen Stock Selector Fund

                  Domestic Equity Funds II
                    Evergreen Equity Income Fund
                    Evergreen Large Cap Value Fund
                    Evergreen Special Values Fund

                                   EXHIBIT (O)
                           FORM OF MULTIPLE CLASS PLAN

                                     FORM OF
                               MULTIPLE CLASS PLAN
                                     FOR THE
                                 EVERGREEN FUNDS
                          As amended September 18, 2003


Each Fund in the Evergreen group of mutual funds currently offers one or more of the following seventeen classes of shares with the following class provisions and current offering and exchange characteristics. Additional classes of shares (such classes being shares having characteristics referred to in Rule 18f-3 under the Investment Company Act of 1940, as amended (the "1940 Act")), when created, may have characteristics that differ from those described.

I. CLASSES

         A.       Class A Shares

                  1. Class A Shares may adopt a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "12b-1 Distribution Plan") and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class A Shares, as described in a Fund's current prospectus.

                  2. Class A Shares are offered with a front-end sales load, except that purchases of Class A Shares made under certain circumstances are not subject to the front-end load but may be subject to a contingent deferred sales charge ("CDSC"), as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class A Shares of a Fund for Class A Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         B.       Class B Shares

                  1. Class B Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class B Shares, as described in a Fund's current prospectus.

                  2. Class B Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Class B Shares automatically convert to Class A Shares without a sales load or exchange fee after designated periods.

                  4. Shareholders may exchange Class B Shares of a Fund for Class B Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         C.       Class C Shares

                  1. Class C Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder
                           services fees that are based on a percentage of average daily net assets of Class C Shares, as described in a Fund's current prospectus.

                  2. Class C Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC, as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class C Shares of a Fund for Class C Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         D.       Class L Shares

                  1. Class L Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class L Shares, as described in a Fund's current prospectus.

                  2. Class L Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC, as described in a Fund's current prospectus.

                  3. Shareholders holding Class L Shares of a Fund in the Variable Annuity Trust may only exchange Class L shares for Class L shares of another Fund within the Variable Annuity Trust.

         E.       Class S Shares

                  1. Class S Shares may adopt a 12b-1Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class S Shares, as described in a Fund's current prospectus.

                  2. Class S Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class S Shares of a Fund for Class S Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

        F.       Class S1 Shares

                  1. Class S1 Shares may adopt a 12b-1Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class S1 Shares, as described in a Fund's current prospectus.

                  2. Class S1 Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class S1 Shares of a Fund for Class S1 Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         G.       Institutional Shares

                  1. Institutional Shares have no distribution or shareholder services plans.

                  2. Institutional Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Institutional Shares of a Fund for Institutional Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund. Shareholders holding Institutional Shares of a Fund in the Variable Annuity Trust may only exchange Institutional Shares for Institutional Shares of another Fund within the Variable Annuity Trust.

         H.       Institutional Service Shares

                  1. Institutional Service Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Institutional Service Shares, as described in a Fund's current prospectus.

                  2. Institutional Service Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Institutional Service Shares of a Fund for Institutional Service Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         I.       Retail Shares

                  1. Retail Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Retail Shares, as described in a Fund's current prospectus.

                  2. Retail Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Shareholders may exchange Retail Shares of a Fund for Retail Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         J.       Administrative Shares

                  1. Administrative Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Administrative Shares, as described in a Fund's current prospectus.

                  2. Administrative Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Administrative Shares of a Fund for Administrative Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         K.       Investor Shares

                  1. Investor Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Investor Shares, as described in a Fund's current prospectus.

                  2. Investor Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Investor Shares of a Fund for Investor Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         L.       Participant Shares

                  1. Preferred Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Preferred Shares, as described in a Fund's current prospectus.

                  2. Preferred Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Preferred Shares of a Fund for Preferred Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         M.       Reserve Shares

                  1. Plus Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Plus Shares, as described in a Fund's current prospectus.

                  2. Plus Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Plus Shares of a Fund for Plus Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         N.       Resource Shares

                  1. Resource Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Resource Shares, as described in a Fund's current prospectus.

                  2. Resource Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Resource Shares of a Fund for Resource Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

        O.       Class R Shares

                  1. Class R Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class R Shares, as described in a Fund's current prospectus.

                  2. Class R Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Class R Shares of a Fund for Class R Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.


II. CLASS EXPENSES

         Each class bears the expenses of its 12b-1 Distribution Plan and/or shareholder services plan. There currently are no other class specific expenses.

III. EXPENSE ALLOCATION METHOD

         All income, realized and unrealized capital gains and losses and expenses not assigned to a class will be allocated to each class based on the relative net asset value of each class.

IV. VOTING RIGHTS

         A. Each class will have exclusive voting rights on any matter submitted to its shareholders that relates solely to its class arrangement.

         B. Each class will have separate voting rights on any matter submitted to shareholders where the interests of one class differ from the interests of any other class.

         C. In all other respects, each class has the same rights and obligations as each other class.

V. EXPENSE WAIVERS OR REIMBURSEMENTS

         Any expense waivers or reimbursements will be in compliance with Rule 18f-3 issued under the 1940 Act.

                                                        August 8, 2003


EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Evergreen Equity Trust (the "Registrant")
                    Evergreen Asset Allocation Fund
                    Evergreen Equity Income Fund
                    Evergreen Omega Fund
                    Evergreen Special Values Fund (the "Funds")
                    Post-Effective Amendment No. 62 to Registration Statement on Form N-1A, Nos: 333-37453/811-08413

Ladies and Gentlemen:

     On behalf of the Evergreen Equity Trust, a Delaware statutory trust (the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

     This Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act (i) for the purpose of registering a new class of shares, Class R shares. The new class is scheduled to become effective on October 7, 2003.

     To my knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

     If you have any questions or would like further information, please call me at (617) 210-3676.


                                                    Sincerely yours,

                                                    /s/ Catherine F. Kennedy

                                                    Catherine F. Kennedy

Enclosure


cc:  David Mahaffey
     Sullivan & Worcester, LLP